    As filed with the Securities and Exchange Commission on October 18, 2001

                                                           File Nos.  33-49552*
                                                                       811-6740

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 19*
                                       and

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 25

                          CITIFUNDS INSTITUTIONAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                   125 Broad Street, New York, New York 10004
                    (Address of Principal Executive Officers)

        Registrant's Telephone Number, including Area Code: 800-451-2010

          Robert I. Frenkel, 666 Fifth Avenue, New York, New York 10103
                     (Name and Address of Agent for Service)

                                    Copy to:
             Roger P. Joseph, Bingham Dana LLP, 150 Federal Street,
                           Boston, Massachusetts 02110


It is proposed that this filing will become effective on December 31, 2001 pursuant to paragraph (a) of Rule 485.

Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, and Tax Free Reserves Portfolio have executed this Registration Statement.

-------------------------------------------------------------------------------
* Pursuant to Rule 429 under the Securities Act of 1933, this Post-Effective Amendment also serves as Post-Effective Amendment No. 18 to the Registrant's Registration Statement under the Securities Act of 1933 at File No. 33-49554.

PROSPECTUS

                      CITI(SM) INSTITUTIONAL LIQUID RESERVES
                  CITI(SM) INSTITUTIONAL U.S. TREASURY RESERVES
                     CITI(SM) INSTITUTIONAL TAX FREE RESERVES


December 31, 2001


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.


                                         CITIFUNDS(R)
                              -----------------------
                                 INSTITUTIONAL SERIES

--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

FUNDS AT A GLANCE .........................................................   3
        Citi Institutional Liquid Reserves ................................   4
        Citi Institutional U.S. Treasury Reserves .........................   8
        Citi Institutional Tax Free Reserves ..............................  11
YOUR ACCOUNT ..............................................................  15
        How To Buy Shares .................................................  15
        How The Price Of Your Shares Is Calculated ........................  15
        How To Sell Shares ................................................  15
        Exchanges .........................................................  16
        Dividends .........................................................  16
        Tax Matters .......................................................  16
MANAGEMENT OF THE FUNDS ...................................................  17
        Manager ...........................................................  17
        Management Fees ...................................................  18
        Distribution Arrangements .........................................  18
MORE ABOUT THE FUNDS ......................................................  19
        Principal Investment Strategies ...................................  19
FINANCIAL HIGHLIGHTS ......................................................  23

FUNDS AT A GLANCE

Each of the Funds described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Funds also try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

Each Fund has its own goals and investment strategies and each offers a different mix of investments. Of course, there is no assurance that any Fund will achieve its investment goals.

CITI INSTITUTIONAL LIQUID RESERVES

This summary briefly describes Citi Institutional Liquid Reserves and the principal risks of investing in it. For information, see MORE ABOUT THE FUNDS on page 19.

FUND GOAL
The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
Citi Institutional Liquid Reserves invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

     o    obligations of U.S. and non-U.S. banks;

     o    commercial paper and asset backed securities;

     o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

     o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.


The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.


Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although Citi Institutional Liquid Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a deposit of any Citigroup affiliate and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors such as the Fund.


CONCENTRATION IN THE BANKING INDUSTRY. Citi Institutional Liquid Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.


$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class A shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class A shares to the performance of the iMoneyNet 1st Tier Institutional Taxable Money Market Funds Average.


The Fund offers three classes of shares -- Class A shares, SVB Liquid Reserves shares, and SVB Institutional Liquid Reserves shares. Only Class A shares are offered through this prospectus.


When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134 toll free, or contact your account representative.

CITI INSTITUTIONAL LIQUID RESERVES
ANNUAL TOTAL RETURNS -- CLASS A

                1993                         3.17%
                1994                         4.34%
                1995                         6.12%
                1996                         5.51%
                1997                         5.67%
                1998                         5.58%
                1999                         5.22%
                2000                         6.44%

As of September 30, 2001, the Fund had a year-to-date return of 3.63%.


FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


                                             Quarter Ending
Highest                     1.65%            December 31, 2000
Lowest                      0.76%            March 31, 1993

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2000
                                                          Life of
                                                        Fund Since
                                                        October 2,
                               1 Year       5 Years        1992
Class A
Citi Institutional
 Liquid Reserves                6.44%        5.68%         5.19%

iMoneyNet 1st Tier
 Institutional Taxable
 Money Market Funds
 Average                        6.01%        5.45%           *


* Information regarding performance for this period is not available.

FUND FEES AND EXPENSES
   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

   CITI INSTITUTIONAL LIQUID RESERVES

  FEE TABLE
  SHAREHOLDER FEES - Fees Paid Directly From Your Investment
  ------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on Purchases                       None
  Maximum Deferred Sales Charge (Load)                                   None

  ANNUAL FUND OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
  -----------------------------------------------------------------------------

  Management Fees                                                        0.25%
  Distribution (12b-1) Fees (includes service fees)                      0.10%
  Other Expenses                                                         0.05%
  ------------------------------------------------------------------------------
  Total Annual Operating Expenses*                                       0.40%
  ------------------------------------------------------------------------------
      *Because of voluntary waivers and/or reimbursements, actual total
       operating expenses are expected to be:                            0.20%
       These fee waivers and reimbursements may be reduced or terminated at any time.
  (1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, Cash Reserves Portfolio. This table reflects the expenses of both the Fund and Cash Reserves
       Portfolio.

  ------------------------------------------------------------------------------

EXAMPLE
  ------------------------------------------------------------------------------


    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:


     o    you invest $10,000 in the Fund for the time periods indicated;

     o    you reinvest all dividends;

     o    you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purposes of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.


    Although your actual costs may be higher or lower, based on these assumptions your costs would be:


    CITI INSTITUTIONAL LIQUID
    RESERVES -- CLASS A        1 YEAR       3 YEARS       5 YEARS       10 YEARS
  -----------------------------------------------------------------------------
                                $41           $128          $224          $505

  ------------------------------------------------------------------------------

CITI INSTITUTIONAL U.S. TREASURY RESERVES
This summary briefly describes Citi Institutional U.S. Treasury Reserves and the principal risks of investing it it. For more information, see MORE ABOUT THE FUNDS on page 19.

FUND GOAL
The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
Citi Institutional U.S. Treasury Reserves may invest in:

     o    U.S. Treasury bills, notes and bonds;

     o    Treasury receipts; and

     o securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government.

Please note that the Fund invests in securities through an underlying mutual fund.


MAIN RISKS
Investing in a mutual fund involves risk. Although Citi Institutional U.S. Treasury Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a deposit of any Citigroup affiliate and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet Institutional 100% U.S. Treasury Rated Money Market Funds Average. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134 toll free, or contact your account representative.

CITI INSTITUTIONAL U.S. TREASURY RESERVES
ANNUAL TOTAL RETURNS

                1993                      3.03%
                1994                      3.91%
                1995                      5.56%
                1996                      5.06%
                1997                      5.11%
                1998                      4.97%
                1999                      4.52%
                2000                        XX%


As of September 30, 2001, the Fund had a year-to-date return of     %.


FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

                                             Quarter Ending
Highest                     1.42%            June 30, 1995
Lowest                      0.73%            June 30, 1993


AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2000
                                                          Life of
                                                        Fund Since
                                                        October 2,
                               1 Year       5 Years        1992
Citi Institutional
 U.S. Treasury
 Reserves                           %            %             %

iMoneyNet Institutional 100%
 U.S. Treasury Rated Money
 Market Funds Average               %            %           *


* Information regarding performance for this period is not available.

FUND FEES AND EXPENSES
   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

   CITI INSTITUTIONAL U.S. TREASURY RESERVES

  FEE TABLE
  SHAREHOLDER FEES - Fees Paid Directly From Your Investment

  ------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on Purchases                       None
  Maximum Deferred Sales Charge (Load)                                   None

  ANNUAL FUND OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets


  ------------------------------------------------------------------------------
  Management Fees                                                        0.25%
  Distribution (12b-1) Fees (includes service fees)                      0.10%
  Other Expenses                                                         0.05%
  ------------------------------------------------------------------------------
  Total Annual Operating Expenses*                                       0.40%
  ------------------------------------------------------------------------------
    * Because of voluntary waivers and/or reimbursements, actual
      total operating expenses are expected to be:                       0.25%
      These fee waivers and reimbursements may be reduced or terminated at any time.
  (1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio.
      This table reflects the expenses of both the Fund and U.S.
      Treasury Reserves Portfolio.
  ------------------------------------------------------------------------------


EXAMPLE


  ------------------------------------------------------------------------------
  This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:


     o    you invest $10,000 in the Fund for the time periods indicated;

     o    you reinvest all dividends;

     o    you then sell all of your shares at the end of those periods;


     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purposes of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  CITI INSTITUTIONAL U.S. TREASURY RESERVES 1 YEAR   3 YEARS   5 YEARS  10 YEARS
  ------------------------------------------------------------------------------
                                             $41       $128      $224     $505
  ------------------------------------------------------------------------------

CITI INSTITUTIONAL TAX FREE RESERVES
This summary briefly describes Citi Institutional Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 19.

FUND GOAL
The Fund's goals are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES

     o Under normal market conditions, Citi Institutional Tax Free Reserves invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is free from federal income tax but is generally lower than the interest paid on taxable securities.


     o The Fund may invest more than 25% of its assets in participation or other interests in municipal obligations that are secured by bank letters of credit or guarantees.


     o The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

Please note that the Fund invests in securities through an underlying mutual fund.


MAIN RISKS
Investing in a mutual fund involves risk. Although Citi Institutional Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a deposit of any Citigroup affiliate and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short term rating categories by nationally recognized rating agencies or, if unrated, in the Manager's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. Citi Institutional Tax Free Reserves is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. Citi Institutional Tax Free Reserves also may invest 25% or more of its assets in securities of issuers that are located in the same state, that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the potential risk inherent in these policies when you compare the Fund with a more diversified mutual fund.


CONCENTRATION IN THE BANKING INDUSTRY. Citi Institutional Tax Free Reserves may concentrate in participation or other interests in municipal obligations that are issued by banks and secured by bank letters of credit or guarantees. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.


$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet Institutional Tax Free Money Funds Average. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134 toll free, or contact your account representative.

CITI INSTITUTIONAL TAX FREE RESERVES
ANNUAL TOTAL RETURNS


                1998                        3.37%
                1999                        3.12%
                2000                        4.00%

As of September 30, 2001, the Fund had a year-to-date return of 2.25%.


FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


                                             Quarter Ending
Highest                     1.04%            June 30, 2000
Lowest                      0.70%            March 31, 1999

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2000
                                                Life of Fund
                                                    Since
                                  1 Year        May 21, 1997
Citi Institutional Tax Free
 Reserves                          4.00%            3.51%

iMoneyNet Institutional Tax
 Free Money Funds Average          3.69%               *


*Information regarding performance for this period is not available.

FUND FEES AND EXPENSES
   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

   CITI INSTITUTIONAL TAX FREE RESERVES

  FEE TABLE
  SHAREHOLDER FEES - Fees Paid Directly From Your Investment

  ------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on Purchases                       None
  Maximum Deferred Sales Charge (Load)                                   None

  ANNUAL FUND OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets


  ------------------------------------------------------------------------------
  Management Fees                                                        0.30%
  Distribution (12b-1) Fees (includes service fees)                      0.10%
  Other Expenses                                                         0.11%
  ------------------------------------------------------------------------------
  Total Annual Operating Expenses*                                       0.51%
  ------------------------------------------------------------------------------
    * Because of voluntary waivers and/or reimbursements, actual total
      operating expenses are expected to be:                             0.25%
      These fee waivers and reimbursements may be reduced or terminated at any time.
  (1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, Tax Free Reserves
      Portfolio. This table reflects the expenses of both the Fund and
      Tax Free Reserves Portfolio.
  ------------------------------------------------------------------------------


EXAMPLE
  ------------------------------------------------------------------------------

    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:


     o    you invest $10,000 in the Fund for the time periods indicated;

     o    you reinvest all dividends;

     o    you sell all of your shares at the end of those periods;


     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purposes of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    CITI INSTITUTIONAL TAX FREE RESERVES 1 YEAR    3 YEARS    5 YEARS   10 YEARS
  ------------------------------------------------------------------------------
                                          $52        $164       $285      $640
  ------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Funds' distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). For more information, or to purchase shares directly from a Fund, please call the Fund's sub-transfer agent at 1-800-995-0134.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. Each Fund and its distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.


If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that a Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may nonetheless vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
Each Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading. Institutional Liquid Reserves calculates its NAV at 3:00 p.m. Eastern time, Institutional U.S. Treasury Reserves calculates its NAV at 2:00 p.m. Eastern time, and Institutional Tax Free Reserves calculates its NAV at 12:00 noon Eastern time. On days when the financial markets in which the Funds invest close early, NAV may be calculated as of the earlier close of those markets. The Funds' securities are valued at amortized cost, which is approximately equal to market value.


HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Funds' sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds' sub-transfer agent. For your protection, a Fund may request documentation for large redemptions or other unusual activity in your account.

FOR LIQUID RESERVES ONLY: You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares, or if your redemption request is received by the sub-transfer agent after 3:00 p.m., on the next business day. If Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

FOR ALL OTHER FUNDS: You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but in any event within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. The Funds have the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum balance. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.


The Funds may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES

Shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds(R). You may place exchange orders through the sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The sub-transfer agent or your Service Agent can provide you with more information.

There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

DIVIDENDS

Each Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.


TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

TAXATION OF DISTRIBUTIONS: For Institutional Liquid Reserves and Institutional U.S. Treasury Reserves, you normally will have to pay federal income tax on any distributions you receive from a Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

For Institutional Tax Free Reserves, the Fund expects that most of its net income will be attributable to interest on municipal obligations. As a result most of the Fund's dividends to you will not be subject to federal income tax. However, the Fund may invest from time to time in taxable securities, and certain Fund dividends may be subject to the federal alternative minimum tax. It is also possible, but not intended, that the Fund may realize short-term or long-term capital gains or losses. As a result, the Fund may designate some distributions as income or short-term capital gain dividends, generally taxable to you as ordinary income, or capital gains dividends, taxable to you as long-term capital gains, whether you take distributions in cash or reinvest them in additional shares.

Fund dividends which Institutional Tax Free Reserves designates as not taxable are taken into account in determining the amount of your social security and railroad retirement benefits, if any, that may be subject to federal income tax. In addition, you may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning Fund shares. Shareholders who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying Fund shares.

STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes. Fund dividends that are not taxable to you for federal income tax purposes may still be taxable to you under the income or other tax laws of any state or local taxing authority.


TAXATION OF TRANSACTIONS: If you sell your shares of a Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

FOREIGN SHAREHOLDERS: Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations.
The backup withholding rate is scheduled to be 30% during 2002.

MANAGEMENT OF THE FUNDS

MANAGER
The Funds' investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Funds' investments, oversees its operations, and provides administrative services to the Funds. The Manager is an affiliate of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Funds.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo, and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of
  , 2001, Citigroup and its affiliates managed approximately $    billion of
assets.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Funds. They may also own the securities of these issuers. However, in making investment decisions for the Funds, the Funds' Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Funds.

MANAGEMENT FEES
For the period from [**April 4, 2001**] (the date Citi Fund Management became Manager to the Funds) to August 31, 2001, Citi Fund Management Inc. received the following fees:

-------------------------------------------------------------------------------
                                                        FEE, AS PERCENTAGE OF
        FUND                                           AVERAGE DAILY NET ASSETS
-------------------------------------------------------------------------------
 Institutional Liquid Reserves                                      %
-------------------------------------------------------------------------------
 Institutional U.S. Treasury Reserves                               %
-------------------------------------------------------------------------------
 Institutional Tax Free Reserves                                    %
-------------------------------------------------------------------------------

For the period from September 1, 2001 to April 3, 2001, Citibank, the Funds' prior investment adviser, received the following fees:

-------------------------------------------------------------------------------
                                                          FEE, AS PERCENTAGE OF
        FUND                                          AVERAGE DAILY NET ASSETS,
                                                              AFTER WAIVERS
-------------------------------------------------------------------------------
 Institutional Liquid Reserves                                      %
-------------------------------------------------------------------------------
 Institutional U.S. Treasury Reserves                               %
-------------------------------------------------------------------------------
 Institutional Tax Free Reserves                                    %
-------------------------------------------------------------------------------

DISTRIBUTION ARRANGEMENTS
The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

The Funds have adopted a service plan for Institutional U.S. Treasury Reserves, Institutional Tax Free Reserves and Class A shares of Institutional Liquid Reserves under rule 12b-1 of the Investment Company Act of 1940. Citi Instutitional Liquid Reserves offers other classes of shares with different expense levels, but only Class A shares are offered through this prospectus.

The service plan allows each of Institutional U.S. Treasury Reserves, Institutional Tax Free Reserves and the Class A shares of Institutional Liquid Reserves to pay its distributor, service agents or others a monthly service fee not to exceed 0.10% per year of the average daily net assets of the shares covered by the plan. These fees may be used to make payments to the distributor and to service agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of a Fund's assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may vary. The Funds' Manager may make similar payments under similar arrangements.

MORE ABOUT THE FUNDS


The Funds' goals, principal investments and risks are summarized in FUNDS AT A GLANCE. More information on investments and investment strategies appears below.


PRINCIPAL INVESTMENT STRATEGIES

The Funds' principal investment strategies are the strategies that, in the opinion of the Manager are most likely to be important in trying to achieve each Fund's investment goals. Of course, there can be no assurance that any Fund will achieve its goals. Please note that each Fund may also use strategies and invest in securities that are not described below but that are described in the Statement of Additional Information. A Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.


Each Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund also complies with industry regulations that apply to money market funds. These regulations require that each Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion, be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after a Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Funds may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may by considered to be derivatives.


-------------------------------------------------------------------------------
 WHAT ARE MONEY MARKET INSTRUMENTS?
 A Money Market Instrument is a short-term IOU issued by banks or other corporations, or the U.S. or a foreign government and state or local governments. Money market instruments have maturity dates of 13 months or less. Money market instruments may include Certificates Of Deposit, Bankers' Acceptances, Variable Rate Demand Notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), Fixed-Term Obligations, Commercial Paper (short term unsecured debt of corporations), Asset-Backed Securities (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and Repurchase Agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
-------------------------------------------------------------------------------


Citi Institutional Liquid Reserves invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. Except for this concentration policy, the Fund's investment goals and policies may be changed without a shareholder vote.

Citi Institutional Liquid Reserves invests only in "first tier" securities. These securities are rated in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Fund's opinion, are of comparable quality.


Citi Institutional U.S. Treasury Reserves invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other U.S. Treasury obligations. This Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States. The Fund's investment goals and policies may be changed without a shareholder vote.


ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

Citi Institutional Tax Free Reserves invests primarily in high quality municipal obligations, including municipal money market instruments, and in participation interests in municipal obligations. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and participation interests. This policy may be changed without a shareholder vote.


Municipal obligations bought by the Fund must be rated in the highest two rating categories of nationally recognized rating agencies or determined by the Fund to be of comparable quality.

-------------------------------------------------------------------------------
 WHAT ARE MUNICIPAL OBLIGATIONS?
 Municipal obligations are fixed and variable rate obligations issued by or on behalf of states and municipal governments, Puerto Rico and other U.S. territories, and their authorities, agencies, instrumentalities and political subdivisions, and by other qualifying issuers. The interest on these obligations is exempt from federal income tax, but is generally lower than the interest paid on taxable securities.

 Longer term municipal obligations (municipal bonds) generally are issued to raise funds for construction or to retire previous debt. Short term obligations (municipal notes or commercial paper) may be issued to finance short term cash needs in anticipation of receipt of tax and other revenues.
-------------------------------------------------------------------------------

Citi Institutional Tax Free Reserves may invest in both "general obligation" securities, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" securities, which are payable only from revenues from a specific project or another revenue source. The Fund also may invest in private activity bonds, which fund privately operated industrial facilities. Payment on these bonds generally is made from payments by the operators of the facilities and is not backed by the taxing authority of the issuing municipality. The Fund may invest in municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

Citi Institutional Tax Free Reserves may purchase municipal obligations under arrangements (called stand-by commitments) where it can sell the securities at an agreed-upon price and date under certain circumstances. The Fund can also purchase securities under arrangements (called when-issued or forward-delivery basis) where the securities will not be delivered immediately. The Fund will set aside the assets to pay for these securities at the time of the agreement.


Citi Institutional Tax Free Reserves may concentrate in participation or other interests issued by banks and other financial institutions and secured by bank letters of credit or guarantees. This means that the Fund may invest more than 25% of its assets in participation or other interests backed by banks. In a participation interest, the bank sells undivided interests in a municipal obligation it owns. These interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell back to the issuer after a specified notice period. If interest rates rise or fall, the rates on participation interests and other variable rate instruments generally will be readjusted. Except for this concentration policy, the Fund's investment goals and policies may be changed without a shareholder vote.

Citi Institutional Tax Free Reserves may also invest in taxable money market instruments, particularly if the after-tax return on those securities is greater than the return on municipal money market instruments. The Fund's taxable investments will be comparable in quality to their municipal investments. Under normal circumstances, not more than 20% of the Fund's assets are invested in taxable instruments.


Citi Institutional Tax Free Reserves may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Fund may invest without limit in high quality taxable money market instruments, and may not be pursuing its investment objectives.

INVESTMENT STRUCTURE. The Funds do not invest directly in securities but instead invest through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to these Funds in this Prospectus include the underlying fund. Each Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in another mutual fund or pooled investment vehicle, or could invest directly in securities.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Funds. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Funds maintain a weighted average maturity of no more than 90 days, many of their investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Class A Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.

CITI INSTITUTIONAL LIQUID RESERVES


                                                                     YEAR ENDED AUGUST 31,
                            --------------------------------------------------------------------------------------------------
                                       2001                  2000                 1999                1998                1997
                            --------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period                   $              $                    $                   $                   $
 Net investment income
 Less dividends from net
  investment income
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of
  period                                $              $                    $                   $                   $
------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)                       $              $                    $                   $                   $
 Ratio of expenses to
  average net assets+                      %                     %                    %                   %                   %
 Ratio of net investment
  income to average net
  assets+                                  %                     %                    %                   %                   %
 Total return                              %                     %                    %                   %                   %

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per
   share                                $              $                    $                   $                   $
 RATIOS:
  Expenses to average net
    assets+                                %                     %                    %                   %                   %
  Net investment income to
   average net assets+                     %                     %                    %                   %                   %

+Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.

CITI INSTITUTIONAL U.S. TREASURY RESERVES

                                                                     YEAR ENDED AUGUST 31,
                            --------------------------------------------------------------------------------------------------
                                       2001                  2000                 1999                1998                1997
                            --------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period                   $              $                    $                   $                   $
 Net investment income
 Less dividends from net
  investment income
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of
  period                                $              $                    $                   $                   $
------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)                       $              $                    $                   $                   $
 Ratio of expenses to
  average net assets+                      %                     %                    %                   %                   %
 Ratio of net investment
  income to average net
  assets+                                  %                     %                    %                   %                   %
 Total return                              %                     %                    %                   %                   %

Note: If agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per
   share                                $              $                    $                   $                   $
 RATIOS:
  Expenses to average net
    assets+                                %                     %                    %                   %                   %
  Net investment income to
   average net assets+                     %                     %                    %                   %                   %

+Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.

The financial highlights table is intended to help you understand the Fund's financial performance for the past four fiscal years and for the period May 21, 1997 (commencement of operations) to August 31, 1997. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.

CITI INSTITUTIONAL TAX FREE RESERVES

                                                                                                                MAY 21, 1997
                                                          YEAR ENDED AUGUST 31,                                (COMMENCEMENT
                               ------------------------------------------------------------------          OF OPERATIONS) TO
                                       2001              2000              1999              1998            AUGUST 31, 1997
                               ---------------------------------------------------------------------------------------------
 Net asset value, beginning
  of period                        $               $                 $                 $                          $
 Net investment income
 Less dividends from net
  investment income
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of
  period                           $               $                 $                 $                          $
----------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)                  $               $                 $                 $                          $
 Ratio of expenses to average
  net assets+                              %                 %                 %                 %                          %
 Ratio of net investment income
  to average net assets+                   %                 %                 %                 %                          %
 Total return                              %                 %                 %                 %                          %

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees and the Administrator had not voluntarily assumed expenses during the periods indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share   $               $                 $                 $                          $
 RATIOS:
  Expenses to average net assets+          %                 %                 %                 %                          %
  Net investment income to
   average net assets+                     %                 %                 %                 %                          %

 +Includes the Fund's share of the Tax Free Reserves Portfolio's allocated expenses.
 *Annualized.
**Not Annualized.


                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about each Funds' investments is available in that Funds' Annual and Semi-Annual Reports to Shareholders. In each Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected that Fund's performance.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-995-0134 toll-free, or your account representative.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.

SEC File Number: 811-6740

CINST 101

--------------
PROSPECTUS
--------------


                                                             December 31, 2001
            SVB LIQUID RESERVES SHARES

            A CLASS OF

            CITI(SM) INSTITUTIONAL LIQUID RESERVES


          The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND AT A GLANCE .......................................................      3
   FUND GOAL ...........................................................      3
   MAIN INVESTMENT STRATEGIES ..........................................      3
   MAIN RISKS ..........................................................      3

FUND PERFORMANCE .......................................................      5
   FUND'S HIGHEST AND LOWEST RETURNS ...................................      6
   AVERAGE ANNUAL TOTAL RETURNS ........................................      6
   SHAREHOLDER FEES ....................................................      7
   ANNUAL FUND OPERATING EXPENSES ......................................      7
   EXAMPLE .............................................................      8

YOUR ACCOUNT ...........................................................      9
   HOW TO BUY SHARES ...................................................      9
   HOW THE PRICE OF YOUR SHARES IS CALCULATED ..........................      9
   HOW TO SELL SHARES ..................................................      9
   EXCHANGES ...........................................................     10
   DIVIDENDS ...........................................................     10
   TAX MATTERS .........................................................     10

MANAGEMENT OF THE FUND .................................................     12
   MANAGER .............................................................     12
   MANAGEMENT FEES .....................................................     12
   DISTRIBUTION ARRANGEMENTS ...........................................     12

MORE ABOUT THE FUND ....................................................     13
   PRINCIPAL INVESTMENT STRATEGIES .....................................     13

FINANCIAL HIGHLIGHTS ...................................................    A-1

FUND AT A GLANCE

          SVB Liquid Reserves Shares are shares of a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund also tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

          This summary briefly describes the Fund and the principal risks of investing in it. For more information, see MORE ABOUT THE FUND on page 13.

          FUND GOAL

          The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

          MAIN INVESTMENT STRATEGIES

          The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

           o  obligations of U.S. and non-U.S. banks;

           o  commercial paper and asset backed securities;

           o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

           o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.


          The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

          Please note that the Fund invests in securities through an underlying mutual fund.

          MAIN RISKS

          Investing in a mutual fund involves risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a deposit of any Citigroup affiliate and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal, which are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

          YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

          CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

          INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment or other market event could cause the value of your investment in the Fund, or its yield, to decline.

          FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors such as the Fund.

          CONCENTRATION IN THE BANKING INDUSTRY. The Fund may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.


          $1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

FUND PERFORMANCE


          The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund's Class A shares to the performance of the iMoney Net 1st Tier Institutional Money Market Funds Average. The chart and table show the performance of the Fund's Class A shares because SVB Liquid Reserves Shares have less than a calendar year of performance history.


          When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 800-303-7371 toll free, or contact your account representative.

CITI INSTITUTIONAL LIQUID RESERVES,
CLASS A SHARES* ANNUAL TOTAL RETURNS

                1993                        3.17%
                1994                        4.34%
                1995                        6.12%
                1996                        5.51%
                1997                        5.67%
                1998                        5.58%
                1999                        5.22%
                2000                        6.44%
As of September 30, 2001, Class A shares had a year-to-date return of 3.63%.




FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

 ...............................................................................
Class A                                                          Quarter Ending
 ...............................................................................

Highest  1.65%                                                December 31, 2000
 ...............................................................................

Lowest  0.76%                                                    March 31, 1993


AVERAGE ANNUAL TOTAL RETURNS


AS OF DECEMBER 31, 2000

                                                                  Life of Fund
                                                                     Since
                                   1 Year         5 Years       October 2, 1992
 ...............................................................................

 ...............................................................................
Class A Shares*                      6.44%          5.68%             5.19%
 ...............................................................................
iMoney Net 1st Tier Institutional
 Money Market Funds Average          6.01%          5.45%               **%
 ...............................................................................


 *Class A shares are not offered in this prospectus. Class A shares and SVB
  Liquid Reserves Shares are invested in the same portfolio of securities, but SVB Liquid Reserves Shares have higher expenses and would have had correspondingly lower annual returns.
**Information regarding performance for this period is not available.

FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold SVB Liquid Reserves Shares.

SVB LIQUID RESERVES SHARES

  SHAREHOLDER FEES
  FEES PAID DIRECTLY FROM YOUR INVESTMENT
 ...............................................................................
  Maximum Sales Charge (Load) Imposed on Purchases                      None
 ...............................................................................
  Maximum Deferred Sales Charge (Load)                                  None
-------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES(1)
  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
 ...............................................................................

  Management Fees                                                       0.25%
 ...............................................................................
  Distribution (12b-1) Fees (includes service fees)                     0.45%
 ...............................................................................
  Other Expenses                                                        0.05%
 ...............................................................................
  Total Annual Operating Expenses*                                      0.75%
-------------------------------------------------------------------------------
    *Because of voluntary waivers and/or reimbursements,
     actual total operating expenses are expected to be:                0.60%
     These fee waivers and reimbursements may be reduced or terminated at any time.
 (1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, Cash Reserves Portfolio. This table reflects the expenses of both the Fund and Cash Reserves Portfolio.

          EXAMPLE

          This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:


           o  you invest $10,000 in the Fund for the time periods indicated;

           o  you reinvest all dividends;

           o  you then sell all of your shares at the end of those periods;


           o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purposes of this example and is not a prediction of the Fund's future performance; and

           o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.


          Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year   3 Years   5 Years   10 Years
 ...............................................................................

SVB LIQUID RESERVES SHARES               $77      $240     $417        $930

 ...............................................................................

YOUR ACCOUNT

          HOW TO BUY SHARES

          Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. SVB Liquid Reserves Shares may be purchased by customers of Silicon Valley Bank from the Fund's distributor or a broker- dealer or financial institution (called a Service Agent) that has entered into a service agreement with the distributor concerning the Fund. You pay no sales charge
          (load) to invest in the Fund. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.

          Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. The Fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may.

          Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.


          If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may nonetheless vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may transfer it to another financial institution, or you may set up an account directly with the Fund's sub- transfer agent.


          HOW THE PRICE OF YOUR SHARES IS CALCULATED

          The Fund calculates its net asset value (NAV) at 3:00 p.m. Eastern time every day the New York Stock Exchange is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund's securities are valued at amortized cost, which is approximately equal to market value.

          HOW TO SELL SHARES

          You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund's sub-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

          You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares, or if your redemption request is received by the sub-transfer agent after 3:00 p.m., on the next business day. If Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

          The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

          EXCHANGES


          There are currently no exchange privileges in effect with respect to SVB Liquid Reserves Shares. However, in the future, you may be able to exchange your shares of the Fund for shares of certain CitiFunds that are made available by your Service Agent. Your Service Agent will provide you with more information about available funds, including a prospectus for any fund to be acquired through an exchange. If your account application allows, you may arrange the exchange by telephone.

          There is no sales charge on shares you get through an exchange.

          The exchange privilege, if implemented, may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

          DIVIDENDS


          The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.


          TAX MATTERS

          This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

          TAXATION OF DISTRIBUTIONS: You normally will have to pay federal income tax on any distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

          STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes. Fund dividends that are not taxable to you for federal income tax purposes may still be taxable to you under the income or other tax laws of any state or local taxing authority.


          TAXATION OF TRANSACTIONS: If you sell your shares of the Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

          FOREIGN SHAREHOLDERS: The Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

          BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 30% during 2002.

MANAGEMENT OF THE FUND

          MANAGEMENT

          The funds' investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative service to the Fund. The Manager is an affiliate of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

          Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients
          throughout the world. As of             , 2001, Citigroup and its
          affiliates managed approximately $    billion of assets.

          Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Fund's Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Fund.


          MANAGEMENT FEES


          For the period from [**April 4, 2001**] (the date Citi Fund Management Inc. became Manager to the Fund) to August 31, 2001, Citi Fund
          Management Inc. received a fee of    % of the Fund's average daily net
          assets.

          For the period from September 1, 2000 to April 3, 2001, Citibank, the
          Fund's prior investment adviser, received, after waivers, a fee of   %
          of the Fund's average daily net assets.


          DISTRIBUTION ARRANGEMENTS

          The Fund offers other classes of shares with different expense levels. Only SVB Liquid Reserves Shares are offered in this prospectus. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.


          The Fund has adopted a service plan for SVB Liquid Reserves Shares under rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Fund may pay a monthly fee not to exceed 0.45% per year of the average daily net assets represented by SVB Liquid Reserves Shares. This fee may be used to make payments to the distributor and to service agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

MORE ABOUT THE FUND

          The Fund's goals, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments and investment strategies appears below.

          PRINCIPAL INVESTMENT STRATEGIES

          The Fund's principal investment strategies are described below. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information. Of course, there can be no assurance that the Fund will achieve its goals.


          The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, the Fund's investment policies require that all of the Fund's investments be in U.S. dollar-denominated "first-tier" securities which have been determined by the Manager to present minimal credit risks. To be a "first-tier" security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion, be of comparable quality. Investors should note that within this rating category there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

          Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.


          WHAT ARE MONEY MARKET INSTRUMENTS?

          A MONEY MARKET INSTRUMENT is a short-term IOU issued by banks or other corporations, or the U.S. or a foreign government and state or local governments. Money market instruments have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short term unsecured debt of corporations), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.


          The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. Except for this concentration policy, the Fund's investment goals and policies may be changed without a shareholder vote.


          INVESTMENT STRUCTURE. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in another mutual fund or pooled investment vehicle, or could invest directly in securities.


          MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Fund's Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

          Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

          THE FUND. SVB Liquid Reserves Shares are a class of shares of Citi Institutional Liquid Reserves. "Citi" is a service mark of Citicorp.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period shown. Certain information reflects financial results for a single SVB Liquid Reserves share. The total returns in the table represent the rate that an investor would have earned on an investment in SVB Liquid Reserves shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.


CITI INSTITUTIONAL LIQUID RESERVES
SVB LIQUID RESERVES SHARES

                                                         FOR THE PERIOD
                                                         APRIL 24, 2000
                                                          (COMMENCEMENT
                                  FOR THE YEAR ENDED    OF OPERATIONS) TO
                                    AUGUST 31, 2001      AUGUST 31, 2000
                                   -----------------     ---------------

 Net asset value, beginning of
  period                               $                    $
 Net investment income
 Less dividends from net
  investment income
-------------------------------------------------------------------------------
 Net asset value, end of period        $                    $
-------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)                      $                    $
 Ratio of expenses to average
   net assets+                                  %                   %
 Ratio of net investment income
   to average net assets+                       %                   %
 Total return                                   %                   %

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share       $                    $
 RATIOS:
 Expenses to average net assets+                %                   %
 Net investment income to
   average net assets+                          %                   %


 +Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
 *Annualized.
**Not Annualized.

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected Fund performance.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-303-7371 toll-free, or your account representative.

The SAI, reports, and other information about the Fund are also available on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.

----------
SEC File Number: 811-6740                                         SVB/LRS 1/01

------------
PROSPECTUS
------------

                                                             December 31, 2001

            SVB INSTITUTIONAL LIQUID RESERVES SHARES

            A CLASS OF
            CITI(SM) INSTITUTIONAL LIQUID RESERVES

            The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND AT A GLANCE ..................................................      3
   FUND GOAL ......................................................      3
   MAIN INVESTMENT STRATEGIES .....................................      3
   MAIN RISKS .....................................................      3

FUND PERFORMANCE ..................................................      5
   FUND'S HIGHEST AND LOWEST RETURNS ..............................      6
   AVERAGE ANNUAL TOTAL RETURNS ...................................      6
   SHAREHOLDER FEES ...............................................      7
   ANNUAL FUND OPERATING EXPENSES .................................      7
   EXAMPLE ........................................................      8

YOUR ACCOUNT ......................................................      9
   HOW TO BUY SHARES ..............................................      9
   HOW THE PRICE OF YOUR SHARES IS CALCULATED .....................      9
   HOW TO SELL SHARES .............................................      9
   EXCHANGES ......................................................     10
   DIVIDENDS ......................................................     10
   TAX MATTERS ....................................................     10

MANAGEMENT OF THE FUND ............................................     12
   MANAGER ........................................................     12
   MANAGEMENT FEES ................................................     12
   DISTRIBUTION ARRANGEMENTS ......................................     12

MORE ABOUT THE FUND ...............................................     13
   PRINCIPAL INVESTMENT STRATEGIES ................................     13

FINANCIAL HIGHLIGHTS ..............................................    A-1

FUND AT A GLANCE

          SVB Institutional Liquid Reserves Shares are shares of a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund also tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

          This summary briefly describes the Fund and the principal risks of investing in it. For more information, see MORE ABOUT THE FUND on page 13.

          FUND GOAL

          The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

          MAIN INVESTMENT STRATEGIES

          The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

           o obligations of U.S. and non-U.S. banks;

           o commercial paper and asset backed securities;

           o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

           o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

          The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

          Please note that the Fund invests in securities through an underlying mutual fund.

          MAIN RISKS

          Investing in a mutual fund involves risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a deposit of any Citigroup affiliate and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal, which are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

          YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer- term instruments.

          CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

          INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment or other market event could cause the value of your investment in the Fund, or its yield, to decline.

          FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors such as the Fund.

          CONCENTRATION IN THE BANKING INDUSTRY. The Fund may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

          $1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

FUND PERFORMANCE


          The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund's Class A shares to the performance of the iMoney Net 1st Tier Institutional Money Market Funds Average. The chart and table show the performance of the Fund's Class A shares because SVB Institutional Liquid Reserves Shares have less than a calendar year of performance history.


          When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 800-303-7371 toll free, or contact your account representative.

CITI INSTITUTIONAL LIQUID RESERVES,
CLASS A SHARES* ANNUAL TOTAL RETURNS

                1993                        3.17%
                1994                        4.34%
                1995                        6.12%
                1996                        5.51%
                1997                        5.67%
                1998                        5.58%
                1999                        5.22%
                2000                        6.44%

As of September 30, 2001, Class A shares had a year-to-date return of ________.


FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

 ..............................................................................
Class A                                                    Quarter Ending

 ..............................................................................
Highest  1.65%                                            December 31, 2000

 ..............................................................................
Lowest  0.76%                                               March 31, 1993



AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2000

                                                                                                        Life of Fund
                                                                                                            Since
                                                                          1 Year         5 Years       October 2, 1992

 ............................................................................................................................
Class A Shares*                                                             --%             --%               --%
 ............................................................................................................................
iMoney Net 1st Tier Institutional Money Market Funds Average                --%             --%               **%
 ............................................................................................................................


 *Class A shares are not offered in this prospectus. Class A shares and SVB
  Institutional Liquid Reserves Shares are invested in the same portfolio of securities, but SVB Institutional Liquid Reserves Shares have higher expenses and would have had correspondingly lower annual returns.
**Information regarding performance for this period is not available.

FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold SVB Institutional Liquid Reserves Shares.

SVB INSTITUTIONAL LIQUID RESERVES SHARES

--------------------------------------------------------------------------------------------
  SHAREHOLDER FEES
  FEES PAID DIRECTLY FROM YOUR INVESTMENT
  ..........................................................................................
  Maximum Sales Charge (Load) Imposed on Purchases                                      None
  ..........................................................................................
  Maximum Deferred Sales Charge (Load)                                                  None
--------------------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES(1)
  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
 ............................................................................................

  Management Fees                                                                      0.25%
 ............................................................................................
  Distribution (12b-1) Fees (includes service fees)                                    0.10%
 ............................................................................................
  Other Expenses                                                                       0.05%
 ............................................................................................
  Total Annual Operating Expenses*                                                     0.40%
---------------------------------------------------------------------------------------------
  *  Because of voluntary waivers and/or reimbursements, actual total operating
     expenses are expected to be:                                                      0.24%
     These fee waivers and reimbursements may be reduced or terminated at any time.
  (1)Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, Cash Reserves Portfolio. This table reflects the expenses of both the Fund and Cash Reserves Portfolio.
--------------------------------------------------------------------------------------------


          EXAMPLE

          This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

           o you invest $10,000 in the Fund for the time periods indicated;

           o you reinvest all dividends;

           o you then sell all of your shares at the end of those periods;

           o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purposes of this example and is not a prediction of the Fund's future performance; and

           o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and fee reimbursements.

          Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                             1 Year  3 Years  5 Years  10 Years
 ................................................................................
SVB INSTITUTIONAL LIQUID RESERVES SHARES      $41     $128     $224      $505
--------------------------------------------------------------------------------

YOUR ACCOUNT

          HOW TO BUY SHARES

          Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. SVB Institutional Liquid Reserves Shares may be purchased by customers of Silicon Valley Bank from the Fund's distributor or a broker-dealer or financial institution (called a Service Agent) that has entered into a service agreement with the distributor concerning the Fund. You pay no sales charge
          (load) to invest in the Fund. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.

          Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. The Fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may.

          Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.


          If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may nonetheless vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may transfer it to another financial institution, or you may set up an account directly with the Fund's sub-transfer agent.


          HOW THE PRICE OF YOUR SHARES IS CALCULATED
          The Fund calculates its net asset value (NAV) at 3:00 p.m. Eastern time every day the New York Stock Exchange is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund's securities are valued at amortized cost, which is approximately equal to market value.

          HOW TO SELL SHARES
          You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund's sub-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

          You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares, or if your redemption request is received by the sub-transfer agent after 3:00 p.m., on the next business day. If Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

          The Fund may adopt other policies from time to time requring mandatory redemption of shares in certain circumstances.

          EXCHANGES

          There are currently no exchange privileges in effect with respect to SVB Institutional Liquid Reserves Shares. However, in the future, you may be able to exchange your shares of the Fund for shares of certain CitiFunds that are made available by your Service Agent. Your Service Agent will provide you with more information about available funds, including a prospectus for any fund to be acquired through an exchange. If your account application allows, you may arrange the exchange by telephone.

          There is no sales charge on shares you get through an exchange.

          The exchange privilege, if implemented, may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

          DIVIDENDS
          The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

          TAX MATTERS
          This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

          TAXATION OF DISTRIBUTIONS: You normally will have to pay federal income tax on any distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

          STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes. Fund dividends that are not taxable to you for federal income tax purposes may still be taxable to you under the income or other tax laws of any state or local taxing authority.


          TAXATION OF TRANSACTIONS: If you sell your shares of the Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

          FOREIGN SHAREHOLDERS: The Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

          BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 30% during 2002.

MANAGEMENT OF THE FUND

          MANAGEMENT

          The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative service to the Fund. The Manager is an affiliate of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

          Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients
          throughout the world. As of            , 2001, Citigroup and its
          affiliates managed approximately $    billion of assets.

          Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Fund's Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Fund.

          MANAGEMENT FEES

          For the period from [**April 4, 2001**] (the date Citi Fund Management Inc. became Manager to the Fund) to August 31, 2001, Citi Fund
          Management Inc. received a fee of    % of the Fund's average daily net
          assets. For the period from September 1, 2000 to April 3, 2001, Citibank, the Fund's prior investment adviser, received, after
          waivers, a fee of    % of the Fund's average daily net assets.

          DISTRIBUTION ARRANGEMENTS

          The Fund offers other classes of shares with different expense levels. Only SVB Institutional Liquid Reserves Shares are offered in this prospectus. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

          The Fund has adopted a service plan for SVB Institutional Liquid Reserves Shares under rule 12b-1 under the Investment Company Act of 1940. The service plan allows the Fund to pay the distributor, Service Agents or others a monthly service fee at an annual rate not to exceed 0.10% of the average daily net assets represented by SVB Institutional Liquid Reserves Shares. This service fee may be used to make payments for providing personal service or the maintenance of shareholder accounts. This distribution fee may be used as compensation for the sale of Fund shares, for advertising, marketing or other promotional activity. Because fees under the plan are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MORE ABOUT THE FUND

          The Fund's goals, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments and investment strategies appears below.

          PRINCIPAL INVESTMENT STRATEGIES

          The Fund's principal investment strategies are described below. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information. Of course, there can be no assurance that the Fund will achieve its goals.

          The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, the Fund's investment policies require that all of the Fund's investments be in U.S. dollar-denominated "first-tier" securities which have been determined by the Manager to present minimal credit risks. To be a "first-tier" security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion, be of comparable quality. Investors should note that within this rating category there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.


          Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

          WHAT ARE MONEY MARKET INSTRUMENTS?

          A MONEY MARKET INSTRUMENT is a short-term IOU issued by banks or other corporations, or the U.S. or a foreign government and state or local governments. Money market instruments have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short term unsecured debt of corporations), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

          The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western
          Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. Except for this concentration policy, the Fund's investment goals and policies may be changed without a shareholder vote.

          INVESTMENT STRUCTURE. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in another mutual fund or pooled investment vehicle, or could invest directly in securities.

          MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Fund's Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

          Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

          THE FUND. SVB Institutional Liquid Reserves Shares are a class of shares of Citi Institutional Liquid Reserves. "Citi" is a service mark of Citicorp.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period shown. Certain information reflects financial results for a single SVB Institutional Liquid Reserves share. The total returns in the table represent the rate that an investor would have earned on an investment in SVB Institutional Liquid Reserves shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.

CITI INSTITUTIONAL LIQUID RESERVES
                                                         FOR THE PERIOD
                                                                  , 2001
                                                  (COMMENCEMENT OF OPERATIONS)
                                                        TO AUGUST 31, 2001
 Net asset value, beginning of period
 Net investment income
 Less dividends from net investment income
------------------------------------------------------------------------------
 Net asset value, end of period
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's omitted)
 Ratio of expenses to average net assets+
 Ratio of net investment income to average net assets+
 Total return

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share
 RATIOS:
  Expenses to average net assets+
  Net investment income to average net assets+

+Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected Fund performance.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-303-7371 toll-free, or your account representative.

The SAI, reports, and other information about the Fund are also available on the EDGAR Database on the SEC Internet site at http:/ /www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.


----------
SEC File Number: 811-6740                                        SVB/ILRS 4/01

                                                                     ----------
                                                                     PROSPECTUS
                                                                     ----------


                                                             December 31, 2001


            SVB LATE DAY LIQUID RESERVES SHARES

            A CLASS OF

            CITI(SM) INSTITUTIONAL CASH RESERVES

          The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND AT A GLANCE .........................................................     3
   FUND GOAL .............................................................     3
   MAIN INVESTMENT STRATEGIES ............................................     3
   MAIN RISKS ............................................................     3

FUND PERFORMANCE .........................................................     5
   FUND'S HIGHEST AND LOWEST RETURNS .....................................     6
   AVERAGE ANNUAL TOTAL RETURNS ..........................................     6
   SHAREHOLDER FEES ......................................................     7
   ANNUAL FUND OPERATING EXPENSES ........................................     7
   EXAMPLE ...............................................................     8

YOUR ACCOUNT .............................................................     9
   HOW TO BUY SHARES .....................................................     9
   HOW THE PRICE OF YOUR SHARES IS CALCULATED ............................     9
   HOW TO SELL SHARES ....................................................     9
   EXCHANGES .............................................................    10
   DIVIDENDS .............................................................    10
   TAX MATTERS ...........................................................    10


MANAGEMENT OF THE FUND ...................................................    12
   MANAGER ...............................................................    12
   MANAGEMENT FEES .......................................................    12
   DISTRIBUTION ARRANGEMENTS .............................................    12

MORE ABOUT THE FUND ......................................................    14
   PRINCIPAL INVESTMENT STRATEGIES .......................................    14


FINANCIAL HIGHLIGHTS .....................................................   A-1

FUND AT A GLANCE

          SVB Late Day Liquid Reserves Shares are shares of a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund also tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

          This summary briefly describes the Fund and the principal risks of investing in it. For more information, see MORE ABOUT THE FUND on page 13.

          FUND GOAL

          The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

          MAIN INVESTMENT STRATEGIES

          The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

           o  obligations of U.S. and non-U.S. banks;

           o  commercial paper and asset backed securities;

           o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

           o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.


          The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

          In the future, the Fund may invest in securities through an underlying mutual fund.

          MAIN RISKS

          Investing in a mutual fund involves risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a deposit of any Citigroup affiliate and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


          The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal, which are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

          YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

          CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

          INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment or other market event could cause the value of your investment in the Fund, or its yield, to decline.

          FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors such as the Fund.


          CONCENTRATION IN THE BANKING INDUSTRY. The Fund may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.


          $1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

FUND PERFORMANCE


          The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class L shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class L shares to the performance of the iMoneyNet S&P AAA-rated Taxable Institutional Money Funds Average. The chart and table show the performance of the Fund's Class L shares because SVB Late Day Liquid Reserves Shares have less than a calendar year of performance history.

          When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 800-303-7371 toll free, or contact your account representative.



CITI INSTITUTIONAL CASH RESERVES,
CLASS L SHARES* ANNUAL TOTAL RETURNS

                1998                            5.48%
                1999                            5.08%
                2000                            6.37%


As of September 30, 2001, Class L shares had a year-to-date return of 3.46.



FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART
 ...............................................................................
Class L                                                          Quarter Ending
 ...............................................................................
Highest  1.63%                                                December 31, 2000
 ...............................................................................
Lowest  1.17%                                                     June 30, 1999



AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2000
                                                                  Life of Fund
                                                                      Since
                                                   1 Year       October 17, 1997
 ...............................................................................
Class L Shares*                                     6.37%             5.63%
 ...............................................................................
iMoneyNet S&P AAA Rated Taxable Institutional
  Money Funds Average                               5.83%               **%
 ...............................................................................


 *Class L shares are not offered in this prospectus. Class L shares and SVB
  Late Day Liquid Reserves Shares are invested in the same portfolio of securities, but SVB Late Day Liquid Reserves Shares have higher expenses and would have had correspondingly lower annual returns.
**Information regarding performance for this period is not available.

FUND FEES AND EXPENSES

          This table describes the fees and expenses that you may pay if you buy and hold SVB Late Day Liquid Reserves Shares.

SVB LATE DAY LIQUID RESERVES SHARES

  SHAREHOLDER FEES
  FEES PAID DIRECTLY FROM YOUR INVESTMENT
 ...............................................................................
  Maximum Sales Charge (Load) Imposed on Purchases                       None
 ...............................................................................
  Maximum Deferred Sales Charge (Load)                                   None
-------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES(1)
  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
 ...............................................................................
  Management Fees                                                        0.20%
 ...............................................................................
  Distribution (12b-1) Fees (includes service fees)                      1.00%
 ...............................................................................
  Other Expenses                                                         0.10%
 ...............................................................................
  Total Annual Operating Expenses*                                       1.30%
-------------------------------------------------------------------------------

  *Because of voluntary waivers and/or reimbursements, actual
   total operating expenses are expected to be:                          1.20%

   These fee waivers and reimbursements may be reduced or terminated at any time.

(1)Based on current fees and expenses.

          EXAMPLE

          This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:


           o  you invest $10,000 in the Fund for the time periods indicated;

           o  you reinvest all dividends;

           o  you then sell all of your shares at the end of those periods;


           o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purposes of this example and is not a prediction of the Fund's future performance; and

           o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.


          Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 Year   3 Years     5 Years       10 Years
 ................................................................................
SVB LATE DAY LIQUID RESERVES SHARES   $132     $412        $713         $1,568
 ................................................................................

YOUR ACCOUNT

          HOW TO BUY SHARES

          Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. SVB Late Day Liquid Reserves Shares may be purchased by customers of Silicon Valley Bank from the Fund's distributor or a broker-dealer or financial institution (called a Service Agent) that has entered into a service agreement with the distributor concerning the Fund.


          Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. The Fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.

          Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

          If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may nonetheless vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's sub-transfer agent.


          HOW THE PRICE OF YOUR SHARES IS CALCULATED

          The Fund calculates its net asset value (NAV) at 5:00 p.m. Eastern time every day the New York Stock Exchange is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund's securities are valued at amortized cost, which is approximately equal to market value.

          HOW TO SELL SHARES

          You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Fund's sub-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.


          You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but in any event within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

          The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

          EXCHANGES

          There are currently no exchange privileges in effect with respect to SVB Late Day Liquid Reserves Shares. However, in the future, you may be able to exchange your shares of the Fund for shares of certain CitiFunds that are made available by your Service Agent. Your Service Agent will provide you with more information about available funds, including a prospectus for any fund to be acquired through an exchange. If your account application allows, you may arrange the exchange by telephone.

          There is no sales charge on shares you get through an exchange.

          The exchange privilege, if implemented, may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.


          DIVIDENDS

          The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective, which ordinarily will be the next business day after your trade date. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

          TAX MATTERS

          This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

          TAXATION OF DISTRIBUTIONS: You normally will have to pay federal income tax, and any state or local taxes, on any distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes.


          TAXATION OF TRANSACTIONS: If you sell your shares of the Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

          FOREIGN SHAREHOLDERS: The Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

          BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 30% during 2002.


MANAGEMENT OF THE FUND

          MANAGEMENT


          The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative service to the Fund. The Manager is an affiliate of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

          Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients
          throughout the world. As of       , 2001, Citigroup and its affiliates
          managed approximately $    billion of assets.

          Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Fund's Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Fund.


          MANAGEMENT FEES


          For the period from [** April 4, 2001 **] (the date Citi Fund Management Inc. became manager to the Fund) to August 31, 2001, Citi
          Fund Management Inc. received a fee of   % of the Fund's average daily
          net assets. For the period from September 1, 2000 to April 3, 2001, Citibank, the Fund's prior investment adviser, received, after waivers, a fee of ---% of the Fund's average daily net assets.


          DISTRIBUTION ARRANGEMENTS

          The Fund offers other classes of shares with different expense levels. Only SVB Late Day Liquid Reserves Shares are offered in this prospectus. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

          The Fund has adopted a service plan for SVB Late Day Liquid Reserves Shares under rule 12b-1 under the Investment Company Act of 1940. The service plan allows the Fund to pay the distributor, Service Agents or others a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets represented by SVB Late Day Liquid Reserves Shares. This service fee may be used to make payments for providing personal service or the maintenance of shareholder accounts. The service plan also allows the Fund to pay the distributor, Service Agents or others a monthly distribution fee at an annual rate not to exceed 0.75% of the average daily net assets represented by SVB Late Day Liquid Reserves Shares. This distribution fee may be used as compensation for the sale of Fund shares, for advertising, marketing or other promotional activity. Because fees under the plan are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

          The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may vary. The Fund's Manager may make similar payments under similar arrangements.

MORE ABOUT THE FUND

          The Fund's goals, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments and investment strategies appears below.

          PRINCIPAL INVESTMENT STRATEGIES

          The Fund's principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve its investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

          The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Fund's investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be a high quality security, the security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion, be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.


          Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.


          WHAT ARE MONEY MARKET INSTRUMENTS?

          A MONEY MARKET INSTRUMENT is a short-term IOU issued by banks or other corporations, or the U.S. or a foreign government and state or local governments. Money market instruments have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short term unsecured debt of corporations), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.


          The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. Except for this concentration policy, the Fund's investment goals and policies may be changed without a shareholder vote.


          The Fund invests only in "first tier" securities, which are securities rated in the highest short-term rating category by nationally recognized rating agencies or, in the Manager's opinion, are of comparable quality.

          Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. In the event that interest rates decline, the Fund may not generate as high a yield as other funds with longer weighted average maturities.


          INVESTMENT STRUCTURE. The Fund has reserved the right to invest in securities through an underlying mutual fund having the same goals and strategies. The Fund could invest in another mutual fund or pooled investment vehicle at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in another mutual fund or pooled investment vehicle, or could invest directly in securities. If the Fund invests in an underlying fund, references to the Fund in this Prospectus will include the underlying fund.


          MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Fund's Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

          Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

          THE FUND. SVB Late Day Liquid Reserves Shares are a class of shares of Citi Institutional Cash Reserves. "Citi" is a service mark of Citicorp.

FINANCIAL HIGHLIGHTS


          The financial highlights table is intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single SVB Late Day Liquid Reserves share. The total returns in the table represent the rate that an investor would have earned on an investment in SVB Late Day Liquid Reserves shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.

CITI INSTITUTIONAL CASH RESERVES
SVB LATE DAY LIQUID RESERVES SHARES

                                                                 FOR THE PERIOD
                                                                        , 2001+
                                                                      TO
                                                                AUGUST 31, 2001
                                                                ----------------
Net asset value, beginning of period                                  $
Net investment income
Less dividends from net investment income
--------------------------------------------------------------------------------
 Net asset value, end of period                                       $
--------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's omitted)                            $
 Ratio of expenses to average net assets                                     %
 Ratio of net investment income to average net assets                        %
 Total return                                                                %

Note: If agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the periods indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

 Net investment income per share                                      $
 RATIOS:
  Expenses to average net assets                                             %
  Net investment income to average net assets                                %

 +Commencement of Operations.

 *Annualized.
**Not Annualized.

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

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

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
The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected Fund performance.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-995-0134 toll-free, or your account representative.

The SAI, reports, and other information about the Fund are also available on the EDGAR Database on the SEC Internet site at http:/ /www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.

----------
SEC File Number: 811-6740                                       SVB/LDLRS 4/01

                                   PROSPECTUS

                      CITI(SM) INSTITUTIONAL CASH RESERVES


December 31, 2001


          The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                                  CITIFUNDS(R)
                                  ----------------------
                                         PREMIUM SERIES

  ----------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
  ----------------------------------------------------------------------------

TABLE OF CONTENTS

FUND AT A GLANCE .......................................................      3

YOUR ACCOUNT ...........................................................      8
   How To Buy Shares ...................................................      8
   How The Price Of Your Shares Is Calculated ..........................      8
   How To Sell Shares ..................................................      8
   Exchanges ...........................................................      9
   Dividends ...........................................................      9
   Tax Matters .........................................................      9

MANAGEMENT OF THE FUND .................................................     10
   Manager .............................................................     10
   Management Fees .....................................................     10
   Distribution Arrangements ...........................................     11

MORE ABOUT THE FUND ....................................................     11
   Principal Investment Strategies .....................................     11

FINANCIAL HIGHLIGHTS ...................................................     14

          FUND AT A GLANCE

          Citi(SM) Institutional Cash Reserves is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund also tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

CITI INSTITUTIONAL CASH RESERVES

This summary briefly describes Citi Institutional Cash Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUND on page 11.

FUND GOAL
The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

  o  obligations of U.S. and non-U.S. banks;

  o  commercial paper and asset backed securities;

  o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

  o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.


The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

In the future, the Fund may invest in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although Citi Institutional Cash Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a deposit of any Citigroup affiliate and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK: A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors such as the Fund.


CONCENTRATION IN THE BANKING INDUSTRY. Citi Institutional Cash Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.


$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total return of the Fund's Class L shares for the calendar years indicated. The table compares the average annual returns for Class L shares of the Fund to the performance of the iMoneyNet S&P AAA-rated Taxable Institutional Money Funds Average. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134 toll free, or contact your account representative.


The Fund has authorized five classes of shares, Class I, Class L, Class O, Class S, and SVB Late Day Liquid Reserves shares. SVB Late Day Liquid Reserves shares are offered through a separate prospectus. Performance for the Class L shares only is shown in the following table, because only Class L shares were outstanding during the full calendar year. You should note that the performance of the other classes will vary from that shown for the Class L shares, depending upon the expense level for that class.


CITI INSTITUTIONAL CASH RESERVES
ANNUAL TOTAL RETURNS -- CLASS L


                1998                          5.48%
                1999                          5.08%
                2000                          6.37%

As of September 30, 2001, the Class L shares had a year-to-date return of 3.46%.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class L                                      Quarter Ending
Highest               1.63%                December 31, 2000
Lowest                1.17%                  June 30, 1999

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2000
                                               Life of Fund
                                                  Since
                                1 Year       October 17, 1997
Class L
Citi Institutional Cash
 Reserves                         6.37%            5.63%

iMoneyNet S&P AAA Rated
 Taxable Institutional Money
 Funds Average                    5.83%               *


*Information regarding performance for this period is not available.

FUND FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     FEE TABLE
     SHAREHOLDER FEES - Fees Paid Directly From Your Investment
     --------------------------------------------------------------------------
     Maximum Sales Charge (Load) Imposed on Purchases                None
     Maximum Deferred Sales Charge (Load)                            None

     ANNUAL FUND OPERATING EXPENSES Expenses That Are Deducted From Fund Assets
     --------------------------------------------------------------------------
                                          CLASS I   CLASS L   CLASS O   CLASS S
    Management Fees                         0.20%    0.20%      0.20%    0.20%
    Distribution (12b-1) Fees
    (includes service fees)                 0.05%    0.10%      0.05%    0.25%
    Other Expenses                          0.10%    0.10%      0.10%    0.10%
    ---------------------------------------------------------------------------
    Total Annual Operating Expenses*        0.35%    0.40%      0.35%    0.55%
    ---------------------------------------------------------------------------

    * Certain of the Fund's service providers are voluntarily waiving fees or reimbursing expenses such that current net annual fund operating expenses for the two classes of shares outstanding are:

                                                     0.25%               0.40%

     These fee waivers and reimbursements may be reduced or terminated at any time.


     Expenses for Class I and O shares are based on estimated amounts for the current fiscal year.
     --------------------------------------------------------------------------

     EXAMPLE
     --------------------------------------------------------------------------
     This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:


     o you invest $10,000 in the Fund for the time periods indicated;

     o you reinvest all dividends;

     o you then sell all of your shares at the end of those periods;


     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purposes of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.


     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     CITI INSTITUTIONAL CASH RESERVES     1 YEAR   3 YEARS   5 YEARS   10 YEARS
     --------------------------------------------------------------------------
     Class I Shares                        $36       $113      N/A        N/A
     Class L Shares                        $41       $128     $224        $505
     Class O Shares                        $36       $113      N/A        N/A
     Class S Shares                        $56       $176     $307        $689
     --------------------------------------------------------------------------

YOUR ACCOUNT


HOW TO BUY SHARES Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Fund's distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). The Fund offers Class I, Class L, Class O, or Class S shares with different expense levels through this Prospectus. All share classes may not be made available by each Service Agent. For more information, or to purchase shares directly from the Fund, please call the Fund's sub-transfer agent at 1-800-995-0134.


Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.


If you are a customer of a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may nonetheless vote your shares proportionally in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's sub-transfer agent.


HOW THE PRICE OF YOUR SHARES IS CALCULATED
The Fund calculates its net asset value (NAV) at 5:00 p.m. Eastern time every day the New York Stock Exchange is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund's securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Fund's sub-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but in any event within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum amount. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.


The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.


EXCHANGES
Shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds(R). You may place exchange orders through the sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The sub-transfer agent or your Service Agent can provide you with more information.

There is no sales charge on shares you get through an exchange.

DIVIDENDS
Each business day when the Fund determines its NAV it calculates its net income and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective, which ordinarily will be the next business day after your trade date. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

TAXATION OF DISTRIBUTIONS: You normally will have to pay federal income tax, and any state or local taxes, on any distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes.

TAXATION OF TRANSACTIONS: If you sell your shares of the Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.


BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays to you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 30% during 2002.


FOREIGN SHAREHOLDERS: The Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

MANAGEMENT OF THE FUND

MANAGER

The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services to the Fund. The Manager is an affiliate of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading - and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo, and Hong Kong provides a broad range of fixed income and equity investment services to
individuals and institutional clients throughout the world. As of       , 2001,
Citigroup and its affiliates managed approximately $   billion of assets.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Fund's Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Fund.

MANAGEMENT FEES
For the period from [**April 4, 2001**] (the date Citi Fund Management became Manager to the Fund) to August 31, 2001, Citi Fund Management Inc. received a
fee of   % of the Fund's average daily net assets.

For the period from September 1, 2001 to April 3, 2001, Citibank, the Fund's
prior investment adviser, received, after waivers, a management fee of   % of
the Fund's average daily net assets.


DISTRIBUTION ARRANGEMENTS
The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

The Fund has adopted separate service plans under rule 12b-1 under the Investment Company Act of 1940 pertaining to Class I, Class L, Class O and Class S shares. The service plans allow the Fund to pay the distributor, Service Agents or others, in connection with each class of shares, a monthly service fee as a percentage of the average daily net assets represented by that class of shares, at an annual rate not to exceed the following:

    CLASS I                                                        0.05%
    CLASS L                                                        0.10%
    CLASS O                                                        0.05%
    CLASS S                                                        0.25%

These fees may be used to make payments to the distributor for distribution services, and to Service Agents or others as compensation for the sale of Fund shares, for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plans are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may vary. The Fund's Manager may make similar payments under similar arrangements.

MORE ABOUT THE FUND

The Fund's goals, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve its investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are not described below but that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all the types of securities described in the Prospectus or in the Statement of Additional Information.


The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Fund's investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion, be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.


-------------------------------------------------------------------------------
 WHAT ARE MONEY MARKET INSTRUMENTS?
 A Money Market Instrument is a short-term IOU issued by banks or other corporations, or the U.S. or a foreign government and state or local governments. Money market instruments have maturity dates of 13 months or less. Money market instruments may include Certificates Of Deposit, Bankers' Acceptances, Variable Rate Demand Notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), Fixed-Term Obligations, Commercial Paper (short term unsecured debt of corporations), Asset-Backed Securities (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and Repurchase Agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
-------------------------------------------------------------------------------


The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. Except for this concentration policy, the Fund's investment goals and policies may be changed without a shareholder vote.


The Fund invests only in "first tier" securities, which are securities rated in the highest short-term rating category by nationally recognized rating agencies or, in the Manager's opinion, are of comparable quality.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. In the event that interest rates decline, the Fund may not generate as high a yield as other funds with longer weighted average maturities.


INVESTMENT STRUCTURE. The Fund has reserved the right to invest in securities through an underlying mutual fund having the same goals and strategies. The Fund could invest in another mutual fund or pooled investment vehicle at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. If the Fund invests in an underlying fund, references to the Fund in this Prospectus will include the underlying fund.


MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectation concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the past three fiscal years and for the period October 17, 1997 (commencement of operations) to August 31, 1998. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

CITI INSTITUTIONAL CASH RESERVES
CLASS L SHARES

                                                               FOR THE PERIOD
                              YEAR ENDED AUGUST 31,           OCTOBER 17, 1997+
                      -------------------------------------          TO
                        2001          2000          1999       AUGUST 31, 1998
                        ----          ----          ----      -----------------

 Net asset value,
  beginning of
  period                 $        $             $                $
 Net investment
  income
 Less dividends
  from net
  investment
  income
-------------------------------------------------------------------------------
 Net asset value,
  end of period          $        $             $                $
-------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end
  of period (000's
  omitted)               $        $             $                $
 Ratio of
  expenses to
  average net
  assets                      %           %             %                %*
 Ratio of net
  investment income
  to average net
  assets                      %           %             %                %*
 Total return                 %           %             %                %**

Note: If agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the periods indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

 Net investment
  income per share       $        $             $                $
 RATIOS:
 Expenses to
  average net
  assets                      %           %             %
 Net investment
  income to average
  net assets                  %           %             %

 +Commencement of Operations.
 *Annualized.
**Not Annualized.

CITI INSTITUTIONAL CASH RESERVES
CLASS S SHARES

                                                                FOR THE PERIOD
                                                                OCTOBER 6, 1999+
                                          FOR THE YEAR ENDED           TO
                                            AUGUST 31, 2001      AUGUST 31, 2000
                                          ------------------     ---------------

 Net asset value, beginning of
  period                                     $                   $
 Net investment income                       $
 Less dividends from net
  investment income                          $
-------------------------------------------------------------------------------
 Net asset value, end of period              $                   $
-------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's omitted)                             $                    $
 Ratio of expenses to average
  net assets                                         %                   %
 Ratio of net investment income
  to average net assets                              %                   %
 Total return                                                            %

Note: If agents of the Fund had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share             $                   $
 RATIOS:
 Expenses to average net assets                      %                   %
 Net investment income to
  average net assets                                 %                   %

 +Commencement of Operations.
 *Annualized.
**Not Annualized.

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.


Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.

To obtain free copies of the SAI and the Annual and Semi-Reports or to make other inquiries, please call 1-800-995-0134 toll-free, or your account representative.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at:
1-(202)-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.

SEC File Number: 811-6740



CICR101

                                                                  Statement of
                                                        Additional Information
                                                             December 31, 2001


CITI(SM) INSTITUTIONAL LIQUID RESERVES
CITI(SM) INSTITUTIONAL U.S. TREASURY RESERVES
CITI(SM) INSTITUTIONAL TAX FREE RESERVES


    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses, dated December 31, 2001, for Citi(SM) Institutional Liquid Reserves, Citi(SM) Institutional U.S. Treasury Reserves and Citi(SM) Institutional Tax Free Reserves (the foregoing, collectively, the "Funds"). This Statement of Additional Information should be read in conjunction with the Prospectuses. This Statement of Additional Information incorporates by reference the financial statements described on page 31 hereof. These financial statements can be found in the Funds' Annual Reports to Shareholders. An investor may obtain copies of the Funds' Prospectuses and Annual Reports without charge by calling 1-800-995-0134 toll free.

    The Funds are each separate series of CitiFunds(R) Institutional Trust (the "Trust"). The address and telephone number of the Trust are 125 Broad Street, New York, New York 10004, 1-800-451-2010. The Trust invests all of the investable assets of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio (collectively, the "Portfolios"), respectively. The address and telephone number of the Portfolios are 125 Broad Street, New York, New York 10004 1-800-451-2010.

    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY CITIGROUP AFFILIATE, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS                                                         PAGE
-----------------                                                         ----
 1. The Funds.............................................................   2
 2. Investment Objectives, Policies and Restrictions .....................   3
 3. Performance Information ..............................................  15
 4. Determination of Net Asset Value .....................................  18
 5. Additional Information on the Purchase and Sale of Fund Shares .......  20
 6. Management ...........................................................  20
 7. Dealer Commissions and Concessions ...................................  28
 8. Portfolio Transactions ...............................................  28
 9. Description of Shares, Voting Rights and Liabilities .................  29
10. Certain Additional Tax Matters .......................................  30
11. Independent Accountants and Financial Statements .....................  31
Appendix -- Ratings of Municipal Obligations .............................  33


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                1.  THE FUNDS


    The Trust is a no-load, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 8, 1992. Prior to September 1997, the Trust was called Landmark Institutional Trust. Shares of the Trust are divided into separate series, including Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves and Citi Institutional Tax Free Reserves, which are described in this Statement of Additional Information. Prior to January 1, 2001, Liquid Reserves, U.S. Treasury Reserves, and Tax Free Reserves were called CitiFunds Institutional Liquid Reserves, CitiFunds Institutional U.S. Treasury Reserves, and CitiFunds Institutional Tax Free Reserves, respectively, and prior to January 2, 1998, they were called Landmark Institutional Liquid Reserves, Landmark Institutional U.S. Treasury Reserves and Landmark Institutional Tax Free Reserves, respectively. References in this Statement of Additional Information to the Prospectuses are to the Prospectus, dated December 31, 2001, of U.S. Treasury Reserves and Tax Free Reserves, and Class A shares of Liquid Reserves, the Prospectus, dated December 31, 2001, of the SVB Liquid Reserves Shares of Liquid Reserves, and the Prospectus, dated December 31, 2001, of SVB Institutional Liquid Reserves Shares of Liquid Reserves, by which shares of the Funds are offered.


    Each of the Funds is a type of mutual fund commonly referred to as a "money market fund." Tax Free Reserves is a "tax-exempt money market fund." The net asset value of each of the Funds' shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")


    The Trust seeks the investment objectives of the Funds by investing all the investable assets of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively. Each of the Portfolios is an open-end management investment company. Each Portfolio has the same investment objectives and policies as its corresponding Fund. Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio are diversified; Tax Free Reserves Portfolio is non-diversified.


    The Trustees of the Trust believe that the aggregate per share expenses of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves and their corresponding Portfolios will be less than or approximately equal to the expenses that each Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Portfolio. Each Fund may withdraw its investment in its Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If a Fund were to withdraw its investment in its Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in another mutual fund or pooled investment vehicle having the same investment objectives and policies. If a Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

    Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but a Portfolio will notify its corresponding Fund (which in turn will notify its shareholders) and its other investors at least 30 days before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a Fund to withdraw its investment in its Portfolio.

    The Portfolios, as New York trusts, are not required to hold and have no intention of holding annual meetings of investors. However, when a Portfolio is required to do so by law, or in the judgment of Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When a Fund is asked to vote on matters concerning its corresponding Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

    The Portfolios may sell interests to investors in addition to the Funds. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Funds. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

    Information about other holders of interests in the Portfolios is available from the Funds' distributor, Salomon Smith Barney, Inc. ("Salomon Smith Barney" or the "Distributor"), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800-451-2010.

    Each Fund may, in the future, convert to a fund of funds structure. In a fund of fund of funds structure, a fund invests all or a portion of its assets in multiple investment companies.

    Citi Fund Management Inc. ("Citi Fund Management" or the "Manager") is the investment manager to each Fund and each Portfolio. Citi Fund Management manages the investments of each Portfolio from day to day in accordance with the investment objectives and policies of each Portfolio. The selection of investments for each Portfolio and the way it is managed, depends on the conditions and trends in the economy and the financial marketplaces. Citi Fund Management also provides certain administrative services to the Funds and Portfolios.

    Shares of each Fund are continuously sold by Salomon Smith Barney, each Fund's distributor. Shares may be purchased from the Funds' distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called "Service Agents"). The Distributor may receive fees from the Funds pursuant to Service Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

             2.  INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                            INVESTMENT OBJECTIVES

    The investment objective of INSTITUTIONAL LIQUID RESERVES is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

    The investment objective of INSTITUTIONAL U.S. TREASURY RESERVES is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

    The investment objectives of INSTITUTIONAL TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

    The investment objectives of each Fund may be changed without approval by that Fund's shareholders. Of course, there can be no assurance that any Fund will achieve its investment objectives.

                             INVESTMENT POLICIES

    The Trust seeks the investment objectives of the Funds by investing all of the investable assets of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively, each of which has the same investment objectives and policies as its corresponding Fund. The Prospectuses contain a discussion of the principal investment strategies of the Funds and certain risks of investing in a Fund. The following supplements the information contained in the Prospectuses concerning the investment objectives, policies and techniques of each Fund and Portfolio, and contains more information about the various types of securities in which each Fund and each Portfolio may invest and the risks involved in such investments. Since the investment characteristics of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves will correspond directly to those of the Portfolio in which it invests, the following is a supplementary discussion with respect to each Portfolio.


    The Trust may withdraw the investment of any Fund from its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below with respect to its corresponding Portfolio. Except for the concentration policy of each Fund other than U.S. Treasury Reserves with respect to bank obligations, which may not be changed without the approval of the applicable Fund's shareholders, the approval of a Fund's shareholders would not be required to change that Fund's investment objectives or any of its investment policies. Likewise, except for the concentration policy of Cash Reserves Portfolio and Tax Free Reserves Portfolio with respect to bank obligations, which may not be changed without the approval of the applicable Portfolio's investors, the approval of the investors in a Portfolio would not be required to change that Portfolio's investment objectives or any of its investment policies discussed below, including those concerning securities transactions. Each Portfolio would, however, give written notice to its investors at least 30 days prior to implementing any change in its investment objectives.


                           CASH RESERVES PORTFOLIO


    Cash Reserves Portfolio seeks its investment objective through investments limited to the following types of high quality U.S. dollar-denominated money market instruments. All investments by Cash Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Cash Reserves Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, Liquid Reserves and Cash Reserves Portfolio are each classified as "diversified," although in the case of Liquid Reserves, all of its investable assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities (e.g., interests in the Portfolio) and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

        (1) Bank obligations -- Cash Reserves Portfolio may from time to time invest up to 100% of its assets in bank obligations, such as certificates of deposit, fixed time deposits, and bankers' acceptances. This concentration policy is fundamental and may not be changed without the approval of the investors in Cash Reserves Portfolio. Up to 25% of the Portfolio's assets may be invested at any time in obligations of foreign banks, and all of the Portfolio's assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the "SEC"). Under SEC interpretations, a U.S branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Manager, as that of investing in instruments issued by the branch's domestic parent.

        Cash Reserves Portfolio limits its investments in U.S. bank obligations (including their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party.

        U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.


        Cash Reserves Portfolio limits its investments in non-U.S. bank obligations (for purposes of this policy, obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Cash Reserves Portfolio does not purchase any bank obligation of the Manager or an affiliate of the Manager.


        Since Cash Reserves Portfolio may hold obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in Cash Reserves involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

        The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, Cash Reserves Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, Cash Reserves Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

        U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, Cash Reserves Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

        Non-U.S. banks in whose obligations Cash Reserves Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

        (2) Obligations of, or guaranteed by, non-U.S. governments. Cash Reserves Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in paragraph (1) above in connection with the purchase of non-U.S. bank obligations.


        (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Manager under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.


        (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States,
    (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

        (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. (See "Repurchase Agreements" below for a description of repurchase agreements.)

        (6) Asset-backed securities, which may include securities such as Certificates for Automobile Receivables ("CARS") and Credit Card Receivable Securities ("CARDS"), as well as other asset-backed securities. CARS represent fractional interests in pools of car installment loans, and CARDS represent fractional interests in pools of revolving credit card receivables. The rate of return on asset-backed securities may be affected by early prepayment of principal on the underlying loans or receivables. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. (See "Asset-Backed Securities.")

    Cash Reserves Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

ASSET-BACKED SECURITIES

    As set forth above, Cash Reserves Portfolio may purchase asset-backed securities that represent fractional interests in pools of retail installment loans, both secured (such as CARS) and unsecured, or leases or revolving credit receivables, both secured and unsecured (such as CARDS). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

    Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Reinvestment of principal may occur at higher or lower rates than the original yield. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the Portfolio because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, Cash Reserves Portfolio may invest in other asset-backed securities.

                        U.S. TREASURY RESERVES PORTFOLIO


    U.S. Treasury Reserves Portfolio seeks its investment objective by investing in obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and in issues of agencies and instrumentalities established under the authority of an Act of Congress which are supported by the full faith and credit of the United States. U.S. Treasury Reserves Portfolio will not enter into repurchase agreements. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two NRSRO's assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. U.S. Treasury Reserves Portfolio may hold uninvested cash reserves pending investment.


                         TAX FREE RESERVES PORTFOLIO


    Tax Free Reserves Portfolio seeks its investment objectives by investing primarily in short-term, high quality fixed rate and variable rate obligations issued by or on behalf of states and municipal governments, and their authorities, agencies, instrumentalities and political subdivisions and other qualifying issuers, the interest on which is exempt from federal income taxes, including participation or other interests in such obligations issued by banks, insurance companies or other financial institutions. (These securities, whether or not the interest thereon is subject to the federal alternative minimum tax, are referred to herein as "Municipal Obligations.") In determining the tax status of interest on Municipal Obligations, the Manager relies on opinions of bond counsel who may be counsel to the issuer. Although the Portfolio will attempt to invest 100% of its assets in Municipal Obligations, the Portfolio reserves the right to invest up to 20% of its total assets in securities the interest income on which is subject to federal, state and local income tax or the federal alternative minimum tax. The Portfolio may invest more than 25% of its assets in participation certificates issued by banks in industrial development bonds and other Municipal Obligations. In view of this possible "concentration" in bank participation certificates, an investment in Tax Free Reserves shares should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Instruments and Participation Interests" below.) Tax Free Reserves Portfolio may hold uninvested cash reserves pending investment. Tax Free Reserves Portfolio's investments may include "when-issued" or "forward delivery" Municipal Obligations, stand-by commitments and taxable repurchase agreements.

    As a non-diversified investment company, Tax Free Reserves Portfolio is not subject to any statutory restrictions under the 1940 Act with respect to limiting the investment of its assets in one or relatively few issuers. This concentration may present greater risks than in the case of a diversified company. However, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify under current law, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's total assets must be represented by cash, U.S. government securities, investment company securities and other securities limited in respect of any one issuer (or related issuers) to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities, other than U.S. government securities, of one issuer (or related issuers).


    Tax Free Reserves Portfolio may invest 25% or more of its assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state.

    All investments by Tax Free Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the Portfolio's securities (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held by Tax Free Reserves Portfolio are deemed to be the longer of the notice period, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days. (See "Variable Rate Instruments and Participation Interests" below.) All investments by Tax Free Reserves Portfolio are "eligible securities," that is, rated in one of the two highest rating categories for short-term obligations by at least two NRSROs assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO, or, in the case of an investment which is not rated, of comparable quality as determined by the Manager on the basis of its credit evaluation of the obligor or of the bank issuing a participation interest, letter of credit or guarantee, or insurance issued in support of the Municipal Obligations or participation interests. (See "Variable Rate Instruments and Participation Interests" below.) Such instruments may produce a lower yield than would be available from less highly rated instruments. (See "Ratings of Municipal Obligations" in the Appendix to this Statement of Additional Information.)

    The Portfolio's policy to invest at least 80% of its assets, under normal circumstances, in certain Municipal Obligations is described below in "Municipal Obligations." This policy may be changed without shareholder approval.

MUNICIPAL OBLIGATIONS

    Tax Free Reserves Portfolio invests at least 80% of its assets, under normal circumstances, in:

        (1) Municipal bonds with remaining maturities of one year or less that are rated within the Aaa or Aa categories at the date of purchase by Moody's or within the AAA or AA categories by Standard & Poor's or Fitch IBCA, Duff & Phelps ("Fitch") or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees on the basis of the credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance issued in support of the bonds or the participation interests.

        (2) Municipal notes with remaining maturities of one year or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or
    F-1 or F-2 by Fitch or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees. The principal kinds of municipal notes are tax and revenue anticipation notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency.

        (3) Municipal commercial paper that is rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1 or F-2 by Fitch or, if not rated by these rating agencies, is of comparable quality as determined by the Manager under procedures approved by the Board of Trustees. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

    Subsequent to its purchase by Tax Free Reserves Portfolio, a rated Municipal Obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event requires sale of such Municipal Obligation by the Portfolio (other than variable rate instruments which must be sold if they are not "high quality"), but the Manager considers such event in determining whether the Portfolio should continue to hold the Municipal Obligation. To the extent that the ratings given to the Municipal Obligations or other securities held by Tax Free Reserves Portfolio are altered due to changes in any of the Moody's, Standard & Poor's or Fitch ratings systems (see the Appendix to this Statement of Additional Information for an explanation of these rating systems), the Manager adopts such changed ratings as standards for its future investments in accordance with the investment policies contained above and in the Prospectus for Tax Free Reserves. Certain Municipal Obligations issued by instrumentalities of the U.S. government are not backed by the full faith and credit of the U.S. Treasury but only by the creditworthiness of the instrumentality. Tax Free Reserves Portfolio's Board of Trustees has determined that any Municipal Obligation that depends directly, or indirectly through a government insurance program or other guarantee, on the full faith and credit of the U.S. government is considered to have a rating in the highest category. Where necessary to ensure that the Municipal Obligations are "eligible securities" (e.g., within the two highest ratings assigned by Moody's, Standard & Poor's or Fitch or, if not rated, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees), or where the obligations are not freely transferable, Tax Free Reserves Portfolio will require that the obligation to pay the principal and accrued interest be backed by an unconditional irrevocable bank letter of credit, a guarantee, insurance policy or other comparable undertaking of an approved financial institution.


    MUNICIPAL BONDS. Municipal bonds are debt obligations of states, cities, municipalities and municipal agencies and authorities which generally have a maturity at the time of issuance of one year or more and which are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, refunding outstanding obligations or obtaining funds for institutions and facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The principal of and interest on revenue bonds are payable from the income of specific projects or authorities and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

    In addition, certain kinds of private activity bonds ("PABs") are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities, such as warehouse, office, plant and store facilities and environmental and pollution control facilities. PABs are, in most cases, revenue bonds. The payment of the principal and interest on PABs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. Many PABs may not be readily marketable; however, it is expected that the PABs or the participation certificates in PABs purchased by the Portfolio will have liquidity because they generally will be supported by demand features to "high quality" banks, insurance companies or other financial institutions.

    Municipal bonds may be issued as "zero coupon" obligations. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Because zero-coupon bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. Tax Free Reserves Portfolio is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though zero-coupon bonds do not pay current interest in cash. Thus, it may be necessary at times for the Portfolio to liquidate investments in order to satisfy its dividend requirements.

    MUNICIPAL NOTES. There are four major varieties of state and municipal notes: Tax and Revenue Anticipation Notes ("TRANs"); Tax Anticipation Notes ("TANs"); Revenue Anticipation Notes ("RANs"); and Bond Anticipation Notes ("BANs"). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Many TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds to be issued prior to the maturity of the BANs. BANs are issued most frequently by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.

    For an explanation of the ratings of Municipal Obligations by Moody's, Standard & Poor's and Fitch, see the Appendix to this Statement of Additional Information.

    MUNICIPAL LEASE OBLIGATIONS. Participations in municipal leases are undivided interests in a portion of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Many leases include "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. Municipal lease obligations are deemed to be illiquid unless otherwise determined by the Board of Trustees.

VARIABLE RATE INSTRUMENTS AND PARTICIPATION INTERESTS

    Tax Free Reserves Portfolio may purchase variable rate instruments and participation interests. Variable rate instruments that the Portfolio may purchase are tax-exempt Municipal Obligations (including municipal notes and municipal commercial paper) that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or "putting" such instrument to a third party.

    The variable rate instruments in which Tax Free Reserves Portfolio's assets may be invested are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. An unrated variable rate instrument may be determined to meet the Portfolio's high quality criteria if it is backed by a letter of credit or guarantee or a right to tender or put the instrument to a third party or is insured by an insurer that meets the high quality criteria for the Portfolio discussed above or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality," no credit support from a bank or other financial institution will be necessary. Each unrated variable rate instrument will be evaluated on a quarterly basis to determine that it continues to meet Tax Free Reserves Portfolio's high quality criteria.


    Variable rate instruments in which Tax Free Reserves Portfolio may invest include participation interests in variable rate, tax-exempt Municipal Obligations owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying Municipal Obligations may be fixed, the terms of the participation interest may result in the Portfolio receiving a variable rate on its investment. A participation interest gives Tax Free Reserves Portfolio an undivided interest in the Municipal Obligation in the proportion that the Portfolio's participation bears to the total principal amount of the Municipal Obligation and provides the liquidity feature. Each participation may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company that has been determined by the Manager to meet the prescribed quality standards of Tax Free Reserves Portfolio. Tax Free Reserves Portfolio has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the Portfolio's participation in the security, plus accrued interest. Tax Free Reserves Portfolio intends to exercise the liquidity feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Portfolio in order to facilitate withdrawals from the Portfolio, or (3) to maintain a high quality investment portfolio. In some cases, this liquidity feature may not be exercisable in the event of a default on the underlying Municipal Obligations; in these cases, the underlying Municipal Obligations must meet the Portfolio's high credit standards at the time of purchase of the participation interest. Issuers of participation interests will retain a service and letter of credit fee and a fee for providing the liquidity feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased on behalf of Tax Free Reserves Portfolio. With respect to insurance, Tax Free Reserves Portfolio will attempt to have the issuer of the participation interest bear the cost of the insurance, although the Portfolio may also purchase insurance, in which case the cost of insurance will be an expense of the Portfolio. The Manager has been instructed by the Trust's Board of Trustees to monitor continually the pricing, quality and liquidity of the variable rate instruments held by Tax Free Reserves Portfolio, including the participation interests, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Portfolio may subscribe. Although participation interests may be sold, Tax Free Reserves Portfolio intends to hold them until maturity, except under the circumstances stated above. Participation interests may include municipal lease obligations. Purchase of a participation interest may involve the risk that the Portfolio will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid on that Municipal Obligation.


    Periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted to attempt to deal with them, have brought wide fluctuations in interest rates. When interest rates rise, the value of fixed income securities generally falls; and vice versa. While this is true for variable rate instruments generally, the variable rate nature of the underlying instruments should minimize these changes in value. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed interest rate securities. Because the adjustment of interest rates on the variable rate instruments is made in relation to movements of various interest rate adjustment indices, the variable rate instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

    Because of the variable rate nature of the instruments, when prevailing interest rates decline Tax Free Reserves Portfolio's yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, Tax Free Reserves Portfolio's yield will increase and its shareholders will have reduced risk of capital depreciation.

    For purposes of determining whether a variable rate instrument held by Tax Free Reserves Portfolio matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of
(1) the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument after notice or (2) the period remaining until the instrument's next interest rate adjustment, except that an instrument issued or guaranteed by the U.S. government or any agency thereof shall be deemed to have a maturity equal to the period remaining until the next adjustment of the interest rate. The maturity of a variable rate instrument will be determined in the same manner for purposes of computing the Portfolio's dollar-weighted average portfolio maturity.


    In view of the potential "concentration" of Tax Free Reserves Portfolio in bank participation interests in Municipal Obligations secured by bank letters of credit or guarantees, an investment in Tax Free Reserves should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.


"WHEN-ISSUED" SECURITIES

    Tax Free Reserves Portfolio may purchase securities on a "when-issued" or "forward delivery" basis. New issues of certain Municipal Obligations frequently are offered on a "when-issued" or "forward delivery" basis. The payment obligation and the interest rate that will be received on the Municipal Obligations are each fixed at the time the buyer enters into the commitment although settlement, i.e., delivery of and payment for the Municipal Obligations, takes place beyond customary settlement time (but normally within 45 days after the date of the Portfolio's commitment to purchase). Although Tax Free Reserves Portfolio will only make commitments to purchase "when-issued" or "forward delivery" Municipal Obligations with the intention of actually acquiring them, the Portfolio may sell these securities before the settlement date if deemed advisable by the Manager.

    Municipal Obligations purchased on a "when-issued" or "forward delivery" basis and the securities held in Tax Free Reserves Portfolio's portfolio are subject to changes in value based upon the market's perception of the credit-worthiness of the issuer and changes, real or anticipated, in the level of interest rates. The value of these Municipal Obligations and securities generally change in the same way, that is, both experience appreciation when interest rates decline and depreciation when interest rates rise. Purchasing Municipal Obligations on a "when-issued" or "forward delivery" basis can involve a risk that the yields available in the market on the settlement date may actually be higher or lower than those obtained in the transaction itself. A segregated account of Tax Free Reserves Portfolio consisting of cash or liquid debt securities equal to the amount of the "when-issued" or "forward delivery" commitments will be established at the Portfolio's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of the Portfolio's commitments. On the settlement date of the "when-issued" or "forward delivery" securities, Tax Free Reserves Portfolio's obligations will be met from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although not normally expected, from sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or lesser than the Portfolio's payment obligations). Sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from federal income tax. An increase in the percentage of the Portfolio's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

STAND-BY COMMITMENTS

    When Tax Free Reserves Portfolio purchases Municipal Obligations it may also acquire stand-by commitments from banks with respect to such Municipal Obligations. Tax Free Reserves Portfolio also may acquire stand-by commitments from broker-dealers. Under the stand-by commitment, a bank or broker-dealer agrees to purchase at the Portfolio's option a specified Municipal Obligation at a specified price. A stand-by commitment is the equivalent of a "put" option acquired by Tax Free Reserves Portfolio with respect to a particular Municipal Obligation held in the Portfolio's portfolio.

    The amount payable to Tax Free Reserves Portfolio upon the exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Portfolio. Absent unusual circumstances relating to a change in market value, the Portfolio would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. Tax Free Reserves Portfolio values stand-by commitments at zero for purposes of computing the value of its net assets.

    The stand-by commitments that Tax Free Reserves Portfolio may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised and the fact that the commitment is not marketable by the Portfolio and the maturity of the underlying security will generally be different from that of the commitment.

REPURCHASE AGREEMENTS

    Tax Free Reserves Portfolio may invest its assets in instruments subject to repurchase agreements. Repurchase agreements are described in more detail below. (See "Repurchase Agreements.")

TAXABLE SECURITIES


    Although Tax Free Reserves Portfolio attempts to invest 100% of its net assets in tax-exempt Municipal Obligations, the Portfolio may invest up to 20% of the value of its net assets in securities of the kind described below, the interest income on which is subject to federal income tax. Circumstances in which Tax Free Reserves Portfolio may invest in taxable securities include the following: (a) pending investment in the type of securities described above;
(b) to maintain liquidity for the purpose of meeting anticipated withdrawals; and (c) when, in the opinion of the Manager, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. The kinds of taxable securities in which Tax Free Reserves Portfolio's assets may be invested are limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. government or its agencies, instrumentalities or authorities; (2) commercial paper rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch; (3) certificates of deposit of U.S. banks with assets of $1 billion or more; and (4) repurchase agreements with respect to any Municipal Obligations or obligations of the U.S. government or its agencies, instrumentalities, or authorities. Tax Free Reserves Portfolio's assets may also be invested in Municipal Obligations which are subject to an alternative minimum tax.

STRUCTURED INSTRUMENTS

    Structured instruments are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which a fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which a Fund or Portfolio may invest include: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

    Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of a Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to a Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While a Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.


REPURCHASE AGREEMENTS


    Each of the Funds and Portfolios (other than U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, which may not invest in repurchase agreements) may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Funds shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or subcustodian shall have control of the collateral, which the Manager believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Funds. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Funds. A Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund's total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments.


LENDING OF SECURITIES


    Consistent with applicable regulatory requirements and in order to generate income, each of the Funds and Portfolios may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Fund or Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive compensation based on investment of the collateral (subject to a rebate payable to the borrower). Where the borrower provides a Fund or Portfolio with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Fund or Portfolio a fee for use of the borrowed securities. The Fund or Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a Fund or Portfolio could suffer loss if the borrower terminates the loan and the Fund or Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Manager determines to make loans, it is not intended that the value of the securities loaned by a Fund or Portfolio would exceed 33 1/3% of the value of its net assets.


PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

    Each Fund and Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund or Portfolio to sell them promptly at an acceptable price.

                           INVESTMENT RESTRICTIONS


    The Funds and the Portfolios each have adopted the following policies which may not be changed with respect to a Fund or a Portfolio, as the case may be, without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund or Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund or Portfolio are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

    Whenever the Trust is requested to vote on a change in the investment restrictions or fundamental policies of a Portfolio in which a Fund invests, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the shareholders, or will otherwise vote Fund interests in the Portfolio in accordance with applicable law. Each Fund will vote the shares held by its shareholders who do not give voting instructions in the same proportion as the shares of that Fund's shareholders who do give voting instructions. Shareholders of the Funds who do not vote will have no effect on the outcome of these matters.

    A Fund or Portfolio may not:

        (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

        (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contract and forward contract) in the ordinary course of its business. The Fund or Portfolio reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contract and forward contract) acquired as a result of the ownership of securities.


        (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.


        (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that each Fund, other than U.S. Treasury Reserves, and each Portfolio other than U.S. Treasury Reserves Portfolio, may invest at least 25% of its assets in bank obligations issued by domestic banks, including, with respect to Tax Free Reserves, bank participation interests in municipal obligations.

    In addition, as a matter of operating policy, each of Tax Free Reserves and Tax Free Reserves Portfolio invests at least 80% of its assets, under normal circumstances, in:

            (1) Municipal bonds with remaining maturities of one year (397 days for Citi California Tax Free Reserves and Citi Connecticut Tax Free Reserves) or less that are rated within the Aaa or Aa categories at the date of purchase by Moody's or within the AAA or AA categories by Standard & Poor's or Fitch (and, for Citi Connecticut Tax Free Reserves, present a minimal credit risk as determined by the Manager under procedures approved by the Board of Trustees) or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees on the basis of the credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance issued in support of the bonds or the participation interests.

        (2) Municipal notes with remaining maturities of one year (397 days for Citi California Tax Free Reserves and Citi Connecticut Tax Free Reserves) or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1 or F-2 by Fitch (and, for Citi Connecticut Tax Free Reserves, present a minimal credit risk as determined by the Manager under procedures approved by the Board of Trustees) or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees.

        (3) Municipal commercial paper that is rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1 or F-2 by Fitch (and, for Citi Connecticut Tax Free Reserves, present a minimal credit risk as determined by the Manager under procedures approved by the Board of Trustees) or, if not rated by these rating agencies, is of comparable quality as determined by the Manager under procedures approved by the Board of Trustees.

    For purposes of the investment restrictions described above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a Letter of Credit, such a guarantee or Letter of Credit may, in accordance with applicable SEC rules, be considered a separate security and treated as an issue of such government, other entity or bank.

    If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or the Portfolio or a later change in the rating of a security held by a Fund or the Portfolio is not considered a violation of policy.

                          3. PERFORMANCE INFORMATION


    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield, tax equivalent yield, total rate of return or tax equivalent total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

    From time to time, in reports or other communications to shareholders or in advertising or sales materials, performance of Fund shares may be compared with current or historical performance of other mutual funds or classes of shares of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, financial indices such as the S&P 500 Index or other industry or financial publications, including, but not limited to, Bank Rate Monitor, iMoneyNet's Money Fund Report, Morningstar, Inc. and Thomson Financial Bank Watch. A Fund may also present statistics on current and historical rates of Money Market Deposit Accounts and Statement Savings, Certificates of Deposit (CDs) and other bank or depository products prepared by outside services such as Bank Rate Monitor, Inc., and compare this performance to the current or historical performance of the Fund. Any given "performance" or performance comparison should not be considered as representative of any performance in the future. In addition, there may be differences between a Fund and the various indexes and products which may be compared to the Fund. In particular, mutual funds differ from bank deposits or other bank products in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, but a fund does not guarantee your principal or your returns, and fund shares are not FDIC insured.

    Each Fund may provide annualized yield and effective yield quotations. The yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. Any current yield quotation of a Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses as a result of a Fund's investment in a Portfolio or from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. The effective yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. Any effective yield quotation of a Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

    U.S. Treasury Reserves and Tax Free Reserves may provide tax equivalent yield quotations. The tax equivalent yield refers to the yield that a fully taxable money market fund would have to generate in order to produce an after-tax yield equivalent to that of a Fund. The use of a tax equivalent yield allows investors to compare the yield of the Fund, the dividends from which may be exempt from federal or state personal income tax, with yields of funds the dividends from which are not tax exempt. Any tax equivalent yield quotation of a Fund is calculated as follows: If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt. A Fund also may provide yield, effective yield and tax equivalent yield quotations for longer periods.

    Each Fund may provide its period and average annualized total rates of return. The total rate of return refers to the change in the value of an investment in a Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Period total rate of return may be annualized. An annualized total rate of return assumes that the period total rate of return is generated over a one-year period. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

    U.S. Treasury Reserves and Tax Free Reserves may provide tax equivalent total rates of return. The tax equivalent total rate of return refers to the total rate of return that a fully taxable money market fund would have to generate in order to produce an after-tax total rate of return equivalent to that of a Fund. The use of a tax equivalent total rate of return allows investors to compare the total rates of return of a Fund, the dividends from which may be exempt from federal or state personal income taxes, with the total rates of return of funds the dividends from which are not tax exempt. Any tax equivalent total rate of return quotation of a Fund is calculated as follows: If the entire current total rate of return quotation for such period is tax-exempt, the tax equivalent total rate of return will be the current total rate of return quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current total rate of return quotation is not tax-exempt, the tax equivalent total rate of return will be the sum of (a) that portion of the total rate of return which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the total rate of return which is not tax-exempt.

    Set forth below is total rate of return information, assuming that dividends and capital gains distributions, if any, were reinvested, for each Fund for the periods indicated. Performance results include any applicable fee waivers or expense subsidies in place during the time period, which may cause the results to be more favorable than they would otherwise have been.


                                                                                         REDEEMABLE VALUE
                                                                  ANNUALIZED            OF A HYPOTHETICAL
                                                                    TOTAL               $1,000 INVESTMENT
PERIOD                                                          RATE OF RETURN       AT THE END OF THE PERIOD
------                                                          --------------       ------------------------
LIQUID RESERVES
Class A
October 2, 1992 (commencement of operations) to August 31,
  2001 ....................................................          --%                      $ --
Five years ended August 31, 2001 ..........................          --%                      $ --
One year ended August 31, 2001 ............................          --%                      $ --

SVB Liquid Reserves Shares
April 21, 2000 (commencement of operations) to
  August 31, 2000 .........................................          --%                      $ --
One year ended August 31, 2001 ............................          --%                      $ --

SVB Institutional Liquid Reserves Shares
        , 2001 (commencement of operations) to
  August 31, 2001 .........................................          --%                      $ --

U.S. TREASURY RESERVES
October 2, 1992 (commencement of operations) to
  August 31, 2001 .........................................          --%                      $ --
Five years ended August 31, 2001 ..........................          --%                      $ --
One year ended August 31, 2001 ............................          --%                      $ --

TAX FREE RESERVES
May 21, 1997 (commencement of operations) to
  August 31, 2001 .........................................          --%                      $ --
One year ended August 31, 2001 ............................          --%                      $ --



     The annualized yields of Class A shares, SVB Liquid Reserves shares, and SVB Institutional Liquid Reserves shares of Liquid Reserves for the seven-day period ended August 31, 2001 were --%, --% and --%, respectively. The effective compound annualized yields of Class A shares, SVB Liquid Reserves shares, and SVB Institutional Liquid Reserves shares of Liquid Reserves for such period were --%, --% and --%, respectively. The annualized yield of U.S. Treasury Reserves for the seven-day period ended August 31, 2001 was --%. The effective compound annualized yield of U.S. Treasury Reserves for such period was --%, and the annualized tax equivalent yield of U.S. Treasury Reserves for such period was --% (assuming a combined state and local tax rate of --% for New York City residents). The annualized yield of Tax Free Reserves for the seven-day period ended August 31, 2001 was --%. The effective compounded annualized yield of Tax Free Reserves for such period was --%, and the annualized tax equivalent yield of Tax Free Reserves for such period was --% (assuming a federal tax bracket of --%).


    For advertising and sales purposes, Liquid Reserves will generally use the performance of Class A shares. All outstanding Liquid Reserves shares were designated Class A shares on March 31, 2000. If the performance of SVB Liquid Reserves Shares or SVB Institutional Liquid Reserves Shares is used for advertising and sales purposes, performance after class inception will be actual performance, while performance prior to that date will be Liquid Reserves Class A performance. SVB and SVB Institutional Liquid Reserves Shares' performance generally would have been lower than Class A performance, had the SVB and SVB Institutional Liquid Reserves Shares been offered for the entire period, because the expenses attributable to SVB and SVB Institutional Liquid Reserves Shares are higher than the expenses attributable to the Class A shares of Liquid Reserves.

                     4. DETERMINATION OF NET ASSET VALUE


    The net asset value of each share of the Funds is determined for U.S. Treasury Reserves and Tax Free Reserves and for each class of shares of Liquid Reserves on each day on which the New York Stock Exchange is open for trading. This determination is normally made once during each such day as of 3:00 p.m., Eastern time, for Liquid Reserves, 2:00 p.m., Eastern time, for U.S. Treasury Reserves, and 12:00 noon, Eastern time, for the other Funds, by dividing the value of each Fund's net assets (i.e., the value of its assets, including its investment in a Portfolio, less its liabilities, including expenses payable or accrued) by the number of the Fund's shares outstanding at the time the determination is made. For Liquid Reserves this determination will be made with respect to each class of shares of that Fund. On days when the financial markets in which the Funds invest close early, each Fund's net asset value is determined as of the close of these markets if such time is earlier than the time at which the net asset value is normally calculated. As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the Funds and Portfolios employ specific investment policies and procedures to accomplish this result.


    The value of a Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding Fund is determined. The net asset value of a Fund's investment in the corresponding Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

    The securities held by a Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the Trust's or applicable Portfolio's Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

    Pursuant to the rules of the SEC, the Trust's and the Portfolios' Boards of Trustees have established procedures to stabilize the value of the Funds' and Portfolios' net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for a Fund or Portfolio, the Trust's or applicable Portfolio's Board of Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Funds and Portfolios maintain a dollar-weighted average maturity of 90 days or less, do not purchase any instrument with a remaining maturity greater than 397 days or (in the case of all Funds and Portfolios other than U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio which may not invest in repurchase agreements) subject to a repurchase agreement having a duration of greater than 397 days, limit their investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Manager to present minimal credit risks and comply with certain reporting and recordkeeping procedures. The Trust and Portfolios also have established procedures to ensure that securities purchased by the Funds and Portfolios meet high quality criteria. (See "Investment Objectives, Policies and Restrictions -- Investment Policies.")

    Because of the short-term maturities of the portfolio investments of each Fund, the Funds do not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Funds' shareholders annually after the close of each Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Certain Additional Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each Fund may distribute short-term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

    It is expected that each Fund will have a positive net income at the time of each determination thereof. If for any reason a Fund's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

    Subject to compliance with applicable regulations, the Trust and the Portfolios have each reserved the right to pay the redemption price of shares of the Funds or beneficial interests in the Portfolios, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

    Shareholders may redeem Fund shares by sending written instructions in proper form to the Funds' sub-transfer agent or, if they held their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

    Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the sub-transfer agent, or, if they are customers of a Service Agent, that Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Funds, the sub-transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund, the sub-transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

    The Trust and the Portfolios may suspend the right of redemption or postpone the date of payment for shares of a Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

      5. ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF FUND SHARES

    As described in the Prospectuses for the Fund, Liquid Reserves offers three classes of shares - Class A shares, SVB Liquid Reserves Shares and SVB Institutional Liquid Reserves Shares.

    Each class of shares of Liquid Reserves represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

    Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

CLASS A SHARES OF LIQUID RESERVES

    You may purchase Class A shares of Liquid Reserves at a public offering price equal to the applicable net asset value per share. Class A shares are also subject to an annual distribution/service fee of up to 0.10%. See "Distributor."

SVB AND SVB INSTITUTIONAL LIQUID RESERVES SHARES

    SVB Liquid Reserves Shares may be purchased by customers of Silicon Valley Bank at a public offering price equal to the applicable net asset value per share. SVB Liquid Reserves Shares are also subject to an annual distribution/ service fee of up to 0.45%. See "Distributor."

    SVB Institutional Liquid Reserves Shares may be purchased by customers of Silicon Valley Bank at a public offering price equal to the applicable net asset value per share. The minimum initial investment is $20 million. SVB Institutional Liquid Reserves Shares are subject to an annual distribution/ service fee of up to 0.14%. See "Distributor."

    Each Service Agent has agreed to transmit to its customers who hold SVB or SVB Institutional Liquid Reserves Shares appropriate prior written disclosure of any fees that it may charge them directly. Each Service Agent is responsible for transmitting promptly orders of its customers. If you hold your shares through a Service Agent, your Service Agent is the shareholder of record for the SVB or SVB Institutional Liquid Reserves Shares you own.


INVOLUNTARY REDEMPTIONS OF SHARES

    The Trustees may cause a shareholder's shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of a Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of that Fund (for example, in the case of a market timer).

                                6. MANAGEMENT

    Each Fund and Portfolio is supervised by a Board of Trustees. In each case, a majority of the Trustees are not affiliated with the Manager.

    The Trustees and officers of the Trust and the Portfolios, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio. Unless otherwise indicated below, the address of each Trustee and officer is 125 Broad Street, New York, New York 10004.

TRUSTEES OF THE TRUST AND THE PORTFOLIOS

Elliott J. Berv; 58 -- Chief Executive Officer, Rocket City Enterprises (Consulting, Publishing, Internet Services) (since January 2000); President, Catalyst, Inc. (Strategy Consultants) (since 1991); President and Director, Elliott J. Berv & Associates (Management Consultants) (since 1984).

Donald M. Carlton; 64 -- Director, American Electric Power (Electric Utility) (since 2000); Director, Valero Energy (Petroleum Refining) (since 1999); Consultant, URS Corporation (Engineering) (since 1999); Director, National Instruments Corp. (Technology) (since 1994); former Chief Executive Officer, Radian Corporation (Engineering) (from 1969 to 1996); former Chief Executive Officer Radian International L.L.C. (Engineering) (from 1996 to 1998).

A. Benton Cocanougher; 63 -- Dean and Professor of Marketing, College and Graduate School of Business of Texas A & M University (since 1987); former Director, Randall's Food Markets, Inc. (from 1990 to 1999); former Director, First American Bank and First American Savings Bank (from 1994 to 1999).

Mark T. Finn; 58 -- Vice Chairman and Chief Operating Officer, Linder Asset Management Company (Mutual Fund Company) (since March 1999); former President and Director, Delta Financial, Inc. (Investment Advisory Firm) (1983 to 1999); General Partner and Shareholder, Greenwich Ventures LLC (Investment Partnership) (since January 1996); former President, Secretary, and Owner, Phoenix Trading Co. (Commodity Trading Advisory Firm) (from 1997 to 2000); Chairman and Owner, Vantage Consulting Group, Inc. (Investment Advisory and Consulting Firm) (since 1988).

Riley C. Gilley; 75 -- former Vice President and General Counsel, Corporate Property Investors (from 1988 to 1991); former Partner, Breed, Abbott & Morgan (Attorneys) (retired, 1987).

Stephen Randolph Gross; 54 -- Director, Hotpalm.com, Inc. (Wireless Applications) (since May 2000); Partner, Capital Investment Advisory Partners (Consulting) (since January 2000); Director, United Telesis, Inc. (Telecommunications) (since January 1999); Managing Director, Fountainhead Ventures, L.L.C. (Consulting) (since March 1998); Director, ebank.com, Inc. (since January 1998); Director, Ikon Ventures, Inc. (since January 1998); Chairman, Gross, Collins & Cress, P.C. (Accounting Firm) (since 1979).

Diana R. Harrington; 61 -- Professor, Babson College (since 1992); former Trustee, The Highland Family of Funds (Investment Company) (from March 1997 to March 1998).

Susan B. Kerley; 50 -- Consultant, Global Research Associates, Inc. (Investment Consulting) (since 1990); Director, Mainstay Institutional Funds (Investment Company) (since 1990).

Heath B. McLendon*; 68 -- Chairman, President, and Chief Executive Officer, Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management
LLC) (since March 1996); Managing Director, Salomon Smith Barney Inc. (since
1993); President, Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board, Trustee or Director of seventy-seven investment companies associated with Citigroup.

Alan G. Merten; 60 -- Director, Re-route.com (Information Technology) (since
2000); Director, BTG, Inc. (Information Technology) (since 1997); President, George Mason University (since 1996); Director, Comshare, Inc. (Information Technology) (since 1985); former Director, Indus (Information Technology) (from 1995 to 1999); former Dean, Johnson Graduate School of Management of Cornell University (from 1989 to 1996).

C. Oscar Morong, Jr.; 66 -- Chairman of the Board of Trustees of the Trust and the Portfolios; Managing Director, Morong Capital Management (since 1993); former Director, Indonesia Fund (Closed End Fund) (1990 to 1999); Trustee, Morgan Stanley Institutional Trust (Investment Company) (since 1993).

R. Richardson Pettit; 59 -- Professor of Finance, University of Houston (since
1977); former Managing Director, Windermere Investments (Financial Consulting) (from January 1997 to June 1997).

Walter E. Robb, III; 75 -- Director, John Boyle & Co., Inc. (Textiles) (since
1999); President, Benchmark Consulting Group, Inc. (Service Company) (since
1991); Director, Harbor Sweets, Inc. (Candy) (since 1990); Sole Proprietor, Robb Associates (Corporate Financial Advisors) (since 1978); Director, W.A. Wilde Co. (Direct Mail) (since 1989); Director, Alpha Granger Manufacturing, Inc. (Electronics) (since 1983); Co-owner, Anne Bell Robb (Publishing) (since
1979); Trustee, MFS Family of Funds (Investment Company) (since 1985); former President and Treasurer, Benchmark Advisors, Inc. (Corporate Financial Advisors) (from 1989 to 2000).

E. Kirby Warren; 67 -- Professor and Professor Emeritus, Graduate School of Business, Columbia University (since 1957).

OFFICERS OF THE TRUST AND THE PORTFOLIOS

Heath B. McLendon;* 68 -- President of the Trust and the Portfolios; Chairman, President and Chief Executive Officer, Smith Barney Fund Management LLC (since March 1996); Managing Director, Salomon Smith Barney (since 1993); President, TIA; Chairman or Co-Chairman of the Board, Trustee or Director of seventy-seven investment companies associated with Citigroup.

Lewis E. Daidone;* 43 -- Senior Vice President and Treasurer of the Trust and the Portfolios; Managing Director, Salomon Smith Barney; Chief Financial Officer, Smith Barney Mutual Funds; Director and Senior Vice President, Smith Barney Fund Management LLC and TIA; Treasurer and Senior Vice President or Executive Vice President of eighty-three investment companies associated with Citigroup.

Irving David*; 41 -- Controller of the Trust and the Portfolios; Director, Salomon Smith Barney; former Assistant Treasurer, First Investment Management Company; Controller or Assistant Treasurer of fifty-three investment companies associated with Citigroup.

Frances Guggino*; 44 -- Assistant Controller of the Trust and the Portfolios; Vice President, Citibank (since 1991); Assistant Controller of seventeen investment companies associated with Citigroup.

Paul Brook*; 48 -- Assistant Controller of the Trust and the Portfolios; Director, Salomon Smith Barney; Managing Director, AMT Investors Capital Services Inc. (from 1997 to 1998); Partner, Ernst & Young LLP (from 1990 to
1997); Controller or Assistant Treasurer of forty-three investment companies associated with Citigroup.

Anthony Pace*; 36 -- Assistant Treasurer of the Trust and the Portfolios; Vice President, Mutual Fund Administration for Salomon Smith Barney (since 1986); Assistant Treasurer of twenty investment companies associated with Citigroup. Since 1986, when he joined the company as a Fund Accountant, Mr. Pace has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.

Marianne Motley*; 42 -- Assistant Treasurer of the Trust and the Portfolios; Director, Mutual Fund Administration for Salomon Smith Barney (since 1994); Assistant Treasurer of seventy-seven investment companies associated with Citigroup. Since 1994, when she joined the company as a Vice President, Ms. Motley has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.

Robert I. Frenkel*; 47 -- Secretary of the Trust and the Portfolios; Managing Director and General Counsel, Global Mutual Funds for Citigroup Asset Management (since 1994); Secretary of seventeen investment companies associated with Citigroup. Since 1994, when he joined Citibank as a Vice President and Division Counsel, Mr. Frenkel has been responsible for legal affairs relating to mutual funds and other investment products.

Thomas C. Mandia*; 39 -- Assistant Secretary of the Trust and the Portfolios; Director and Deputy General Counsel, Citigroup Asset Management (since 1992); Assistant Secretary of seventeen investment companies associated with Citigroup. Since 1992, he has been responsible for legal affairs relating to mutual funds and other investment products.

Rosemary D. Emmens*; 32 -- Assistant Secretary of the Trust and the Portfolios; Vice President and Associate General Counsel, Citigroup Asset Management (since 1998); Assistant Secretary of seventeen investment companies associated with Citigroup; Counsel, The Dreyfus Corporation (from 1995 to
1998). Since 1998, she has been responsible for legal affairs relating to mutual funds and other investment products.

Harris Goldblat*; 32 -- Assistant Secretary of the Trust and the Portfolios; Associate General Counsel, Citigroup Asset Management (since 2000); Assistant Secretary of seventeen investment companies associated with Citigroup; Associate, Stroock & Stroock & Lavan LLP (from 1997 to 2000); Associate, Sills Cummis Radin Tischman Epstein & Gross (from 1996 to 1997); Clerk to the Honorable James M. Havey, P.J.A.D. (from 1995 to 1996). Since 2000, he has been responsible for legal affairs relating to mutual funds and other investment products.


                                                    TRUSTEES COMPENSATION TABLE

                                     AGGREGATE             AGGREGATE            AGGREGATE             TOTAL
                                   COMPENSATION          COMPENSATION          COMPENSATION       COMPENSATION        NUMBER OF
                                       FROM                FROM U.S.             FROM TAX        FROM THE TRUST       FUNDS IN
TRUSTEE                         LIQUID RESERVES(1)   TREASURY RESERVES(1)    FREE RESERVES(1)    AND COMPLEX(1)        COMPLEX
-------                         ------------------   --------------------    ----------------    --------------        -------
Elliott J. Berv(2) ............         $0                    $0                    $0               $-----             -----
Donald M. Carlton(2) ..........         $0                    $0                    $0               $-----             -----
A. Benton
Conanougher(2) ................         $0                    $0                    $0               $-----             -----
Mark T. Finn(2) ...............         $0                    $0                    $0               $-----             -----
Riley C. Gilley ...............         $                     $                     $                $-----             -----
Stephen Randolph Gross(2) .....         $0                    $0                    $0               $-----             -----
Diana R. Harrington ...........         $                     $                     $                $-----             -----
Susan B. Kerley ...............         $                     $                     $                $-----             -----
Heath B. McLendon(2) .                  $0                    $0                    $0               $-----             -----
Alan G. Merten(2) .............         $0                    $0                    $0               $-----             -----
C. Oscar Morong, Jr.(2)                 $0                    $0                    $0               $-----             -----
R. Richardson Pettit(2) .               $0                    $0                    $0               $-----             -----
Walter E. Robb, III(2) ........         $0                    $0                    $0               $-----             -----
E. Kirby Warren(2) ............         $0                    $0                    $0               $-----             -----
------------

(1) For the fiscal year ended August 31, 2001.
(2) Each of these Trustees took office on September 28, 2001, and therefore these Trustees did not receive any remuneration from the Funds for the fiscal year ended August 31, 2001.

    As of December --, 2001, all Trustees and officers as a group owned less than 1% of each Fund's outstanding shares. As of the same date, more than 95% of the outstanding shares of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves were held of record by Citibank or an affiliate, as a Service Agent of the Funds, for the accounts of their respective clients.

    As of December --, 2001, the following shareholders were known by the Manager to own 5% or more of the outstanding voting securities of Citi Institutional U.S. Treasury Reserves: SASM and F LLP, as Escrow Agent for Pocket Communications, 4 Times Square, New York, NY 10036 (--%); FISERV Securities, Inc., One Commerce Square, Philadelphia, PA 19103-7042 (--%); Beth Israel Deaconess Medical Center, 330 Brookline Avenue, Boston, MA 02215-5400 (--%); Helmsley Enterprises, Inc., 230 Park Avenue, New York, NY 10169-0699 (--%).

     As of December --, 2001, the following shareholders were known by the Manager to own 5% or more of the outstanding voting securities of Citi Institutional Liquid Reserves: Citibank, N.A. for the benefit of Smith Barney, 125 Broad Street, New York, New York 10004-2400 (--%); News America Incorporated, 1211 Avenue of the Americas, New York, New York 10043-0001 (-- %); Motorola Inc., 1303 E. Algonquin Road, Schaumburg, IL 60196-1079 (--%); FISERV Securities Inc., One Commerce Square, Philadelphia, PA 19103-7042 (-- %).

    As of December --, 2001, no shareholders were known by the Manager to own 5% or more of the outstanding voting securities of Citi Institutional Tax Free Reserves. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

    The Declaration of Trust of each of the Trust and the Portfolios provides that the Trust or such Portfolio, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or such Portfolio, as the case may be, unless, as to liability to the Trust or such Portfolio or its respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or such Portfolio, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust or such Portfolio, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.


MANAGER


    Citi Fund Management Inc. acts as the investment manager ("Manager") to each Portfolio and each of the Funds pursuant in each case to management agreements (each a "Management Agreement"). Subject to such policies as the Board of Trustees of a Portfolio or a Fund, as applicable, may determine, the Manager manages the securities of and makes investment decisions for each Portfolio. Currently, advisory services for each of Liquid Reserves, U. S. Treasury Reserves and Tax Free Reserves are provided through its corresponding Portfolio, but Citi Fund Management may, if requested by the Trustees, provide advisory services directly to such Funds. In addition, the Manager provides certain administrative services to each Fund and each Portfolio under the Management Agreements.

    The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for the Funds and the Portfolios. The Management Agreements provide that the Manager may delegate the daily management of the securities of a Fund or a Portfolio to one or more subadvisers.

    Unless otherwise terminated, the Management Agreement with respect to a Fund will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Fund's Trustees or by a vote of a majority of the outstanding voting securities of such Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    Unless otherwise terminated, the Management Agreement with respect to a Portfolio will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Portfolio's Trustees or by a vote of a majority of the outstanding voting securities of such Portfolio, and, in either case, by a majority of the Trustees of the Portfolio who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    The Manager provides the Funds and the Portfolios with general office facilities and supervises the overall administration of the Funds and the Portfolios, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Funds' and the Portfolios' independent contractors and agents; and arranging for the maintenance of books and records of each Fund or Portfolio. Trustees, officers, and investors in the Funds and the Portfolios are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Funds and the Portfolios.

    Each Management Agreement provides that the Manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by a Portfolio or Fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the Portfolio or Fund or by a vote of a majority of the Fund's or Portfolio's Trustees, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with each Fund and Portfolio provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

    The Prospectus for the Funds contains a description of the fees payable to the Manager for services under the Management Agreement with respect to each Fund. The Manager may reimburse a Fund or Portfolio or waive all or a portion of its management fees.

    CASH RESERVES PORTFOLIO: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to April 3, 2001, the fees paid by Cash Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $9,422,276, $11,359,641,
and $     respectively. For the period from April 4, 2001 to August 31, 2001, the fees paid by Cash Reserves Portfolio to Citi Fund Management under a prior
Management Agreement, after waivers, were $    . For the fiscal years ended
August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., a former administrator, from Liquid Reserves under a prior Administrative Services Agreement, after waivers, were
$3,286,986, $3,379,323, and $     respectively. For the period from January 1,
2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from Liquid Reserves under a prior Administrative
Services Agreement, after waivers, were $    . For the fiscal years ended
August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees payable to Signature Financial Group (Cayman) Ltd., a former administrator of Cash Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator of Cash Reserves Portfolio, under a prior Administrative
Services Agreement were $    .

    U.S. TREASURY RESERVES PORTFOLIO: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to April 3, 2001, the fees paid by U.S. Treasury Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were
$614,718, $858,454, and $    , respectively. For the period from April 4, 2001
to August 31, 2001, the fees paid by U.S. Treasury Reserves Portfolio to Citi
Fund Management under a prior Management Agreement, after waivers, were $    .
For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., the former administrator, from U.S. Treasury Reserves under a prior Administrative
Services Agreement, after waivers, were $269,434, $789,249 and $    ,
respectively. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from U.S. Treasury Reserves under a prior Administrative Services Agreement, after
waivers, were $    . For the fiscal years ended August 31, 1999 and 2000 and
for the period from September 1, 2000 to December 31, 2000, the fees payable to CFBDS, Inc., a former administrator of U.S. Treasury Reserves Portfolio, under a prior Administrative Services Agreement were [**voluntarily waived**]. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator of U.S. Treasury Reserves
Portfolio, under a prior Administrative Services Agreement were $    .

    TAX FREE RESERVES PORTFOLIO: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to April 3, 2001, the fees paid by Tax Free Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $824,462,
$746,484 and $    , respectively. For the period from April 4, 2001 to August
31, 2001, the fees paid by Tax Free Reserves Portfolio to Citi Fund Management
under a prior Management Agreement, after waivers, were $    . For the fiscal
years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, all fees payable from Tax Free Reserves to CFBDS, Inc., a former administrator, under a prior Administrative Services Agreement were [**voluntarily waived**]. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from Tax Free Reserves under a prior Administrative Services
Agreement, after waivers, were $    . For the fiscal years ended August 31,
1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees payable to CFBDS, Inc., a former administrator of Tax Free Reserves Portfolio, under a prior Administrative Services Agreement, after waivers,
were $128,688, $30,594 and $    , respectively. For the period from January 1,
2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator of Tax Free Reserves Portfolio, under a prior
Administrative Services Agreement were $    .

    Citigroup Inc. affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Manager has informed the Funds that, in making its investment decisions, it does not obtain or use material inside information in the possession of any affiliate of Citigroup Inc.

    The Funds use the name "Citi" by agreement with Citi Fund Management. If the Manager, or its assignee, ceases to serve as the Manager of the Funds, the Funds will change their respective names so as to delete the word "Citi".

DISTRIBUTOR

    Salomon Smith Barney Inc., located at 388 Greenwich Street, New York, New York 10013 serves as each Fund's distributor pursuant to a written agreement (the "Distribution Agreement") which was approved by the Funds' Board of Trustees, including a majority of the independent Trustees.

    The Distribution Agreement is terminable with or without cause, without penalty, on 60 days' notice by the Board of Trustees of the Trust or by vote of holders of a majority of a Fund's outstanding voting securities, or on 90 days' notice by Salomon Smith Barney. Unless otherwise terminated, the Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trust's Board of Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of a Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

    U.S. Treasury Reserves, Tax Free Reserves and SVB Liquid Reserves Shares, SVB Institutional Liquid Reserves Shares and Class A shares of Liquid Reserves have each adopted a Service Plan (each a "Service Plan" and collectively, the "Service Plans") in accordance with Rule 12b-1 under the 1940 Act. Under the Service Plans, a Fund may pay monthly fees as a percentage of the average daily net assets of the respective Fund or class, as applicable, at an annual rate not to exceed the following:

Liquid Reserves -- Class A                                               0.10%
Liquid Reserves -- SVB Liquid Reserves Shares                            0.45%
Liquid Reserves -- SVB Institutional Liquid Reserves Shares              0.14%
U.S. Treasury Reserves                                                   0.10%
Tax Free Reserves                                                        0.10%

    Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Funds, and to other parties in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Funds also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided.

    The Service Plans also provide that the Distributor and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Service Plans provide that the Distributor and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors. None of the Funds or classes currently impose any sales charges.

    The Service Plans permit the Funds to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the applicable Plan, the Funds will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Funds will pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Funds. In their annual consideration of the continuation of the Service Plans for the Funds, the Trustees will review the Service Plans and the expenses for each Fund and each class within a Fund separately.

    Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified Trustees"). Each Service Plan requires that the Trust and the Distributor provide to the Board of Trustees, and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. A Service Plan may be terminated with respect to any class of a Fund at any time by a vote of a majority of the Trust's qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. A Service Plan may not be amended to increase materially the amount of the permitted expenses of a class thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plans for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

    As contemplated by the Service Plans, the Distributor acts as the agent of the Trust in connection with the offering of shares of a Fund pursuant to the Distribution Agreement.

    LIQUID RESERVES: For the fiscal years ended August 31, 1999 and 2000 [**and for the period from September 1, 2000 to December 31, 2000**], all fees payable from Class A shares of Liquid Reserves to CFBDS, Inc., the former distributor, under a prior Distribution Agreement were voluntarily waived. For the period from January 1, 2001 to August 31, 2001, Class A shares of Liquid
Reserves paid $     to Salomon Smith Barney. For the period from April 21,
2000 (commencement of operations) to August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, the SVB Liquid Reserves Shares paid
$43,569 and $    , respectively, to CFBDS, Inc., the former distributor, under a prior Distribution Agreement after waivers. For the period from January 1,
2001 to August 31, 2001, SVB Liquid Reserves Shares paid $     to Salomon
Smith Barney. For the period from     , 2001 (commencement of operations) to
August 31, 2001, the SVB Institutional Liquid Reserves Shares paid $     to
Salomon Smith Barney.

    U.S. TREASURY RESERVES: For the fiscal years ended August 31, 1999 and 2000 [**and for the period from September 1, 2000 to December 31, 2000**], all fees payable from U.S. Treasury Reserves to CFBDS, Inc., the former distributor, under a prior Distribution Agreement were voluntarily waived. For the period from January 1, 2001 to August 31, 2001, U.S. Treasury Reserves
paid $     to Salomon Smith Barney.

    TAX FREE RESERVES: For the fiscal years ended August 31, 1999 and 2000 [**and for the period from September 1, 2000 to December 31, 2000**], all fees payable from Tax Free Reserves to CFBDS, Inc., the former distributor, under a prior Distribution Agreement were voluntarily waived. For the period from
January 1, 2001 to August 31, 2001, Tax Free Reserves paid $     to Salomon
Smith Barney.

    Each Service Plan also recognizes that various service providers to the Funds, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Funds for other purposes, such as management fees, and that the Funds' Distributor or Service Agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Service Plans specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Funds within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan.

CODE OF ETHICS

    The Trust, the Portfolios, the Manager and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by a Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.

TRANSFER AGENT AND CUSTODIAN

    The Trust and each Portfolio has entered into a Transfer Agency and Service Agreement with Citi Fiduciary Trust Company ("Citi Fiduciary") pursuant to which Citi Fiduciary acts as transfer agent for each Fund and Portfolio. Under the Transfer Agency and Service Agreement, Citi Fiduciary maintains the shareholder account records for the Funds and Portfolios, handles certain communications between shareholders and the Funds and Portfolios and distributes dividends and distributions payable by the Funds and Portfolios. For these services, Citi Fiduciary receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for a Fund or Portfolio during the month and is reimbursed for out-of-pocket expenses. The principal business address of Citi Fiduciary is 125 Broad Street, New York, New York 10004.

    The Trust and each Portfolio has entered into a Custodian Agreement and Sub-Transfer Agency Agreement with State Street Bank and Trust Company, or its affiliate State Street Canada, Inc. ("State Street"), pursuant to which custodial, fund accounting and sub-transfer agency services are provided for each Fund and each Portfolio. Among other things, State Street calculates the daily net asset value for the Funds and the Portfolios. Securities held for a Fund or Portfolio may be held by a sub-custodian bank approved by the Trust's or Portfolios' Trustees. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                    7.  DEALER COMMISSIONS AND CONCESSIONS

    From time to time, the Funds' Distributor or the Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds' Distributor or the Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other dealer-sponsored events. From time to time, the Funds' Distributor or Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

                          8. PORTFOLIO TRANSACTIONS

    The Portfolios' purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolios do not anticipate paying brokerage commissions. Any transaction for which a Portfolio pays a brokerage commission will be effected at the best execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

    Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the applicable Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

    Investment decisions for each Portfolio will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, a Portfolio and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for a Fund, Portfolio and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

    Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law. No commissions on portfolio transactions were paid by any Portfolio during the fiscal year ended August 31, 2001 to the Manager or any affiliate of the Manager.

           9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    The Trust's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. In addition to the Funds, there is currently one other series of the Trust, Citi Institutional Cash Reserves. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class represents an equal proportionate interest in a Fund with each other share of that class. The Trust also reserves the right to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series). Shareholders of all Funds of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular Funds or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by Fund or class.

    The Trust may involuntarily redeem shareholder's shares at any time for any reason the Trustees of the Trust deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number if required to do so, (iii) to protect the tax status of a Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and
(vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of a Fund.

    The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to a Fund, and ownership of Fund shares may be disclosed by a Fund if so required by law or regulation.

    Each shareholder of a Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders in the Trust do not have cumulative voting rights. The Trust is not required to hold and has no present intention of holding annual meetings of shareholders, but the Trust will hold special meetings of a Fund's shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.

    The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series of the Trust, a Service Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

    The Trust or any series or class of the Trust, may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders representing a majority of the voting power of the Trust voting as a single class or of the affected series or class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected series or class. The Trust or any series or class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. Any series of the Trust, or any class of any series, may be terminated at any time by a vote of a majority of the outstanding voting power of that series or class, or by the Trustees by written notice to the shareholders of that series or class. If not so terminated, the Trust will continue indefinitely.

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

    The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor.

    The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

    Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each business day. At 3:00 p.m., Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free
Reserves Portfolio, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free
Reserves Portfolio, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on the following business day of the Portfolio.

                      10. CERTAIN ADDITIONAL TAX MATTERS


    Each of the Funds has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of a Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes will be required to be paid by the Fund. If a Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal and state income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders. Each of the Portfolios believes that it will not be required to pay any federal and state income or excise taxes.

    The portion of Tax Free Reserves' distributions of net investment income that is attributable to interest from tax-exempt securities will be designated by the Fund as an "exempt-interest dividend" under the Code and will generally be exempt from federal income tax in the hands of shareholders so long as at least 50% of the total value of the Fund's assets consists of tax-exempt securities at the close of each quarter of the Fund's taxable year. Distributions of tax-exempt interest earned from certain securities may, however, be treated as an item of tax preference for shareholders under the federal alternative minimum tax, and all exempt-interest dividends may increase a corporate shareholder's alternative minimum tax. Unless the Fund provides shareholders with actual monthly percentage breakdowns, the percentage of income designated as tax-exempt will be applied uniformly to all distributions by the Fund of net investment income made during each fiscal year of the Fund and may differ from the percentage of distributions consisting of tax-exempt interest in any particular month. Shareholders are required to report exempt-interest dividends received from the Fund on their federal income tax returns.

    Investment income received by Liquid Reserves from non-U.S. investments may be subject to foreign income taxes withheld at the source; Liquid Reserves does not expect to be able to pass through to shareholders any foreign tax credits or deductions with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle Liquid Reserves to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine Liquid Reserves' effective rate of foreign tax in advance since that rate depends upon the proportion of the Cash Reserves Portfolio's assets ultimately invested within various countries.

    Because each Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends received deduction for corporations.

             11. INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS


    PricewaterhouseCoopers LLP are the independent and chartered accountants for Liquid Reserves and Cash Reserves Portfolio, respectively, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC. KPMG LLP are the independent certified public accountants for Tax Free Reserves, Tax Free Reserves Portfolio, U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

    The audited financial statements of Liquid Reserves (Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report) and of Cash Reserves Portfolio (Portfolio of Investments at August 31, 2001, Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of Liquid Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the reports of PricewaterhouseCoopers LLP as experts in accounting and auditing.

    The audited financial statements of U.S. Treasury Reserves (Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report) and of U.S. Treasury Reserves Portfolio (Portfolio of Investments at August 31, 2001, Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of U.S. Treasury Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, independent accountants, as experts in accounting and auditing.

    The audited financial statements of Tax Free Reserves (Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for the years ended August 31, 2001, 2000, 1999 and 1998 and the period from May 21, 1997 (commencement of operations) to August 31, 1997, Notes to Financial Statements and Independent Auditors' Report) and of Tax Free Reserves Portfolio (Portfolio of Investments at August 31, 2001, Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, independent accountants, as experts in accounting and auditing.

    A copy of each of the Annual Reports accompanies this Statement of Additional Information.

                                                                      APPENDIX

                      RATINGS OF MUNICIPAL OBLIGATIONS*

----------------
*As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.


    The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Fitch IBCA, Duff & Phelps represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.


DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC'S TWO HIGHEST LONG-TERM DEBT
RATINGS:

    Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.


    Note: Moody's applies numerical modifiers 1, 2, and 3 in the generic rating classification Aa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST RATINGS OF STATE AND MUNICIPAL DEBT ISSUANCE:


    In municipal debt issuance, Moody's ratings for short-term obligations are designated Moody's Investment Grade ("MIG"). The short-term rating assigned to the demand feature of variable rate demand obligations is designated VMIG. MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

    MIG 1/VMIG 1 -- This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

    MIG 2/VMIG 2 -- This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST SHORT-TERM DEBT
RATINGS:

    Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.


    Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.


    Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST LONG-TERM ISSUE
RATINGS:

    Issue credit ratings are based in varying degrees, on the following considerations: (1) likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

    AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.


    AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial obligations is very strong.

    Plus (+) or Minus (-): The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:

    A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule -- the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

    -- Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

    Note rating symbols and definitions are as follows:

    SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

    SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST COMMERCIAL PAPER
RATINGS:

    A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

    A-1 -- A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

    A-2 -- A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S RATINGS OF TAX-EXEMPT DEMAND
BONDS:

    Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

    The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, Standard & Poor's rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").


DESCRIPTION OF FITCH IBCA, DUFF & PHELPS' TWO HIGHEST INTERNATIONAL LONG-TERM CREDIT RATINGS:


    When assigning ratings, Fitch IBCA considers the historical and prospective financial condition, quality of management, and the operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue's relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer's financial strength and credit quality.

    Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as "AAA/F1+". The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

    AAA -- Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

    AA -- Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

    Plus (+) or Minus (-): "+" or "-" may be appended to a rating of "AA" to denote relative status within the rating category.

DESCRIPTION OF FITCH IBCA, DUFF & PHELPS' TWO HIGHEST INTERNATIONAL SHORT-TERM CREDIT RATINGS:

    A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

    F1 -- Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

    F2 -- Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

CITI(SM) INSTITUTIONAL LIQUID RESERVES
CITI(SM) INSTITUTIONAL U.S. TREASURY RESERVES
CITI(SM) INSTITUTIONAL TAX FREE RESERVES

INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place, Stamford, CT 06902

DISTRIBUTOR

Salomon Smith Barney, Inc.
388 Greenwich Street
New York, NY 10013

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street
New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
(FOR CITI INSTITUTIONAL LIQUID RESERVES)
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

(FOR CITI INSTITUTIONAL U.S. TREASURY RESERVES AND
CITI INSTITUTIONAL TAX FREE RESERVES)
KPMG LLP
757 Third Avenue, New York, New York 10017

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110
----------------------------------------------

SERVICE AGENTS
For Private Banking Clients:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer, Registered Representative or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
CITIBANK, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY l0043
(212) 559-7117

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:
CITIBANK, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100

FOR CITIBANK CASH MANAGEMENT CLIENTS
Citibank Cash Management
One Penns Way
New Castle, DE 19720

                                                                  Statement of
                                                        Additional Information
                                                             December 31, 2001


CITI(SM) INSTITUTIONAL CASH RESERVES


    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated December 31, 2001, for Citi(SM) Institutional Cash Reserves (the "Fund") and the Prospectus dated December 31, 2001 of the SVB Late Day Liquid Reserves Shares, a separate class of shares of the Fund. This Statement of Additional Information should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the financial statements described on page 19 hereof. These financial statements can be found in the Fund's Annual Report to Shareholders. An investor may obtain copies of the Fund's Prospectuses and Annual Report without charge by calling 1-800-995-0134 toll free.

    The Fund is series of CitiFunds(R) Institutional Trust (the "Trust"). The address and telephone number of the Trust are 125 Broad Street, New York, New York 10004, 1-800-451-2010.

    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY CITIGROUP AFFILIATE, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.



TABLE OF CONTENTS                                                          PAGE
-----------------                                                          ----

 1.  The Fund ............................................................   2
 2.  Investment Objective, Policies and Restrictions .....................   2
 3.  Performance Information .............................................   7
 4.  Determination of Net Asset Value ....................................   9

 5.  Additional Information on the Purchase and Sale of Fund Shares ......  10
 6.  Management ..........................................................  11
 7.  Dealer Commissions and Concessions ..................................  17
 8.  Portfolio Transactions ..............................................  17
 9.  Description of Shares, Voting Rights and Liabilities ................  17
10.  Certain Additional Tax Matters ......................................  19
11.  Independent Accountants and Financial Statements ....................  19


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                 1.  THE FUND

    The Trust is a no-load, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 8, 1992. Prior to September 1997 the Trust was called Landmark Institutional Trust. Shares of the Trust are divided into four separate series, one of which is Citi Institutional Cash Reserves. Prior to January 1, 2001, Citi Institutional Cash Reserves was called CitiFunds Institutional Cash Reserves.

    The Fund is a type of mutual fund commonly referred to as a "money market fund." The net asset value of the Fund's shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")


    Citi Fund Management, Inc. is the investment manager and also provides certain administrative services to the Fund. Citi Fund Management, Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. The investment manager (the "Manager") manages the investments of the Fund from day to day in accordance with the Fund's investment objective and policies. The selection of investments for the Fund, and the way they are managed, depend on the conditions and trends in the economy and the financial marketplaces.

    The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust. Shares may be purchased from the Fund's distributor, Salomon Smith Barney, Inc. ("Salomon Smith Barney" or the "Distributor"), or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called "Service Agents"), SVB Late Day Liquid Reserves Shares are available only to customers of Silicon Valley Bank. Shares are sold at net asset value. Although shares of the Fund are sold without a sales load, Salomon Smith Barney may receive fees from the Fund pursuant to Service Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

    The Fund may, in the future, convert to a master feeder structure or a fund of funds structure. In a master feeder structure, a fund invests all its investable assets in another investment company with similar investment objectives and policies. In a fund of funds structure, a fund invests all or a portion of its assets in multiple investment companies.


             2.  INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                             INVESTMENT OBJECTIVE

    The investment objective of the Fund is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

    The investment objective of the Fund may be changed without approval by shareholders. Of course, there can be no assurance that the Fund will achieve its investment objective.

                             INVESTMENT POLICIES

    The Prospectus contains a discussion of the principal investment strategies of the Fund and certain risks of investing in the Fund. The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Fund, and contains more information about the various types of securities in which the Fund may invest and the risks involved in such investments.


    Except for the concentration policy with respect to bank obligations described in paragraph (1) below, which may not be changed without the approval of the Fund's shareholders, the approval of the Fund's shareholders would not be required to change any of its investment policies.


    The Fund seeks its investment objective through investments limited to the following types of high quality U.S. dollar-denominated money market instruments. All investments by the Fund mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Fund (on a dollar-weighted basis) is 90 days or less. All investments by the Fund are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. The Fund may hold uninvested cash reserves pending investment. Under the 1940 Act, the Fund is classified as "diversified." A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.


        (1) Bank obligations -- The Fund may from time to time invest up to 100% of its assets in bank obligations, such as certificates of deposit, fixed time deposits, and bankers' acceptances. This concentration policy is fundamental and may not be changed without the approval of the investors in the Fund. Up to 25% of the Fund's assets may be invested at any time in obligations of foreign banks, and all of the Fund's assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the "SEC"). Under SEC interpretations, a U.S branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Manager, as that of investing in instruments issued by the branch's domestic parent.

        The Fund limits its investments in U.S. bank obligations (including their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Fund may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Fund at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Fund, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposit to a third party.


        U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.


        The Fund limits its investments in non-U.S. bank obligations (for purposes of this policy, obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets;
    (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Fund. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Fund also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. The Fund does not purchase any bank obligation of the Manager or an affiliate of the Manager.


        Since the Fund may hold obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in the Fund involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Fund, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Fund. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

        The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, the Fund may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, the Fund generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

        U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, the Fund may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

        Non-U.S. banks in whose obligations the Fund may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

        (2) Obligations of, or guaranteed by, non-U.S. governments. The Fund limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in paragraph (1) above in connection with the purchase of non-U.S. bank obligations.

        (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Manager under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

        (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

        (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. The Fund may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument (an obligation of, or guaranteed by, the U.S. government, its agencies, or instrumentalities) for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Fund shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or subcustodian shall have control of the collateral, which the Manager believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Fund. The Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund's total net assets.

        (6) Asset-backed securities, which may include securities such as Certificates for Automobile Receivables ("CARS") and Credit Card Receivable Securities ("CARDS"), as well as other asset-backed securities. CARS represent fractional interests in pools of car installment loans, and CARDS represent fractional interests in pools of revolving credit card receivables. The rate of return on asset-backed securities may be affected by early prepayment of principal on the underlying loans or receivables. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. (See "Asset-Backed Securities.")


        (7) Structured instruments which are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which the Fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell ("put") the Fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which the Fund may invest include: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

        Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to the Fund is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While the Fund may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

    The Fund does not purchase securities which the Fund believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Fund's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Fund's investments, the effect may be to reduce the income received by the Fund on such investments or to prevent the Fund from receiving any value in U.S. dollars from its investment in non-U.S. securities.


ASSET-BACKED SECURITIES

    As set forth above, the Fund may purchase asset-backed securities that represent fractional interests in pools of retail installment loans, both secured (such as CARS) and unsecured, or leases or revolving credit receivables, both secured and unsecured (such as CARDS). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

    Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Reinvestment of principal may occur at higher or lower rates than the original yield. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the Fund because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, the Fund may invest in other asset-backed securities.

LENDING OF SECURITIES

    Consistent with applicable regulatory requirements and in order to generate income, the Fund may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange ("NYSE") (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive compensation based on investment of the collateral (subject to a rebate payable to the borrower). Where the borrower provides the Fund with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Fund a fee for use of the borrowed securities. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, the Fund could suffer loss if the borrower terminates the loan and the Fund is forced to liquidate investments in order to return the cash collateral to the buyer. If the Manager determines to make loans, it is not intended that the value of the securities loaned by the Fund would exceed 30% of the value of its net assets.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

    The Fund may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

"WHEN-ISSUED" SECURITIES

    In order to ensure the availability of suitable securities, the Fund may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the securities would be delivered to the Fund at a future date beyond customary settlement time. Under normal circumstances, the Fund takes delivery of the securities. In general, the purchaser does not pay for the securities until received and does not start earning interest until the contractual settlement date. While awaiting delivery of the securities, the Fund establishes a segregated account consisting of cash, cash equivalents or high quality debt securities equal to the amount of the Fund's commitments to purchase "when-issued" securities. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

                           INVESTMENT RESTRICTIONS


    The Fund has adopted the following policies which may not be changed without approval by holders of a majority of the outstanding voting securities of the Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

THE FUND MAY NOT:

        (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a Fund security.

        (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contract and forward contract) acquired as a result of the ownership of securities.

        (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

        (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that the Fund may invest at least 25% of its assets in bank obligations issued by domestic banks.

PERCENTAGE AND RATING RESTRICTIONS


    If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or a later change in the rating of a security held by the Fund is not considered a violation of policy.

                         3.  PERFORMANCE INFORMATION

    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield or total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

    From time to time, in reports or other communications to shareholders or in advertising or sales materials, performance of Fund shares may be compared with current or historical performance of other mutual funds or classes of shares of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, financial indices such as the S&P 500 Index or other industry or financial publications, including, but not limited to, Bank Rate Monitor, iMoneyNet's Money Fund Report, Morningstar, Inc. and Thomson Financial Bank Watch. The Fund may also present statistics on current and historical rates of Money Market Deposit Accounts and Statement Savings, Certificates of Deposit
(CDs) and other bank or depository products prepared by outside services such as Bank Rate Monitor, Inc., and compare this performance to the current or historical performance of the Fund. Any given "performance" or performance comparison should not be considered as representative of any performance in the future. In addition, there may be differences between a Fund and the various indexes and products which may be compared to the Fund. In particular, mutual funds differ from bank deposits or other bank products in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, but a fund does not guarantee your principal or your returns, and fund shares are not FDIC insured.

    The Fund may provide annualized yield and effective yield quotations. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. Any current yield quotation of the Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. The effective yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. Any effective yield quotation of the Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

    The Fund may provide its period and average annualized total rates of return. The total rate of return refers to the change in the value of an investment in the Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. A total rate of return quotation for the Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Period total rate of return may be annualized. An annualized total rate of return assumes that the period total rate of return is generated over a one-year period. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.


    Set forth below is total rate of return information for the Class L, Class S and SVB Late Day Liquid Reserves Shares of the Fund, assuming that dividends and capital gains distributions, if any, were reinvested, for the Fund for the period indicated. The Class I and O shares of the Fund were not outstanding at August 31, 2001 and accordingly have no investment history. Performance results include any applicable fee waivers or expense subsidies in place during the time period, which may cause the results to be more favorable than they would otherwise have been.

                                                              REDEEMABLE VALUE
                                                              OF A HYPOTHETICAL
                                                              $1,000 INVESTMENT
                                       ANNUALIZED TOTAL           AT THE END
PERIOD                                  RATE OF RETURN          OF THE PERIOD
------                                  --------------          -------------

Class L
October 17, 1997 (commencement of
 operations) to August 31, 2001                %                    $
One year ended August 31, 2001                 %                    $

Class S
October 6, 1999 (commencement of
 operations) to August 31, 2001                %                    $
One year ended August 31, 2001                 %                    $

SVB Late Day Liquid Reserves
 Shares            , 2001
 (commencement of operations)
 to August 31, 2001                            %                    $

The annualized yields for the Class L, Class S and SVB Late Day Liquid
Reserves Shares of the Fund for the seven-day period ended August 31, 2001 were
  %,   % and   %, respectively. The effective compound annualized yields for the
Class L, Class S and SVB Late Day Liquid Reserves Shares of the Fund for such
period were   %,   % and   %, respectively.

    For advertising and sales purposes, the Fund will generally use the performance of Class L shares. All outstanding Fund shares were designated Class L shares on January 4, 1999. If the performance of Class I, Class O or Class S shares or SVB Late Day Liquid Reserves Shares is used for advertising and sales purposes, performance after class inception will be actual performance, while performance prior to that date will be Class L performance. The performance of SVB Late Day Liquid Reserves Shares generally would have been lower than Class L performance because the expenses attributable to SVB Late Day Liquid Reserves Shares are higher than the expenses attributable to Class L shares.


                     4.  DETERMINATION OF NET ASSET VALUE

    The net asset value of each class of the shares of the Fund is determined on each day on which the NYSE is open for trading. This determination is made once during each such day as of 5:00 p.m. by dividing the value of the Fund's net assets (i.e., the value of its assets attributable to a class less its liabilities, including expenses payable or accrued) by the number of the shares of the class outstanding at the time the determination is made. As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of the Fund will remain constant at $1.00 and, although no assurance can be given that it will be able to do so on a continuing basis, as described below, the Fund employs specific investment policies and procedures to accomplish this result.

    The securities held by the Fund are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the Fund's Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund would receive if the instrument were sold.


    Pursuant to the rules of the SEC, the Trust's Board of Trustees has established procedures to stabilize the value of the Fund's net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for the Fund, the Trust's Board of Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to the investors in the Fund. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Fund maintains a dollar-weighted average maturity of 90 days or less, does not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, limits its investments, including repurchase agreements, to those U.S. dollar- denominated instruments that are determined by the Manager to present minimal credit risks and complies with certain reporting and recordkeeping procedures. The Trust also has established procedures to ensure that securities purchased by the Fund meet high quality criteria. (See "Investment Objective, Policies and Restrictions -- Investment Policies.")


    Subject to compliance with applicable regulations, the Trust has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a holder of shares received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

    Shareholders may redeem Fund shares by sending written instructions in proper form to the Fund's sub-transfer agent, or if they hold their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

    Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the sub-transfer agent or, if they are customers of a Service Agent, their Service Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund, the sub-transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number or taxpayer identification number, and account number. If these or other reasonable procedures are not followed, the Fund, the sub-transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

    The Trust may suspend the right of redemption or postpone the date of payment for shares of the Fund more than seven days during any period when (a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; (b) the NYSE is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.


    It is expected that the Fund (and each class of the Fund) will have a positive net income at the time of each determination thereof. If for any reason the Fund's or a class's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account in the Fund or class from the dividends declared during the month with respect to those accounts, if and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding shares of the Fund or class by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

                  5.  ADDITIONAL INFORMATION ON THE PURCHASE
                           AND SALE OF FUND SHARES

    As described in the Prospectus, the Fund provides you with alternative ways of purchasing shares based upon your individual investment needs. All Fund shares held prior to January 4, 1999 have been redesignated Class L shares. SVB Late Day Liquid Reserves Shares are available only to customers of Silicon Valley Bank.


    Each class of shares of the Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

    Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.


    The Trustees may cause a shareholder's shares to be redeemed under certain circumstances including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of the Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund (for example, in the case of a market timer).


                                6.  MANAGEMENT


    The Fund is supervised by a Board of Trustees. The Trustees and officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated below, the address of each Trustee and officer is 125 Broad Street, New York, New York 10004.


TRUSTEES OF THE TRUST

ELLIOTT J. BERV; 58 -- Chief Executive Officer, Rocket City Enterprises (Consulting, Publishing, Internet Services) (since January 2000); President, Catalyst, Inc. (Strategy Consultants) (since 1991); President and Director, Elliott J. Berv & Associates (Management Consultants) (since 1984).

DONALD M. CARLTON; 64 -- Director, American Electric Power (Electric Utility) (since 2000); Director, Valero Energy (Petroleum Refining) (since 1999); Consultant, URS Corporation (Engineering) (since 1999); Director, National Instruments Corp. (Technology) (since 1994); former Chief Executive Officer, Radian Corporation (Engineering) (from 1969 to 1996); former Chief Executive Officer Radian International L.L.C. (Engineering) (from 1996 to 1998).

A. BENTON COCANOUGHER; 63 -- Dean and Professor of Marketing, College and Graduate School of Business of Texas A & M University (since 1987); former Director, Randall's Food Markets, Inc. (from 1990 to 1999); former Director, First American Bank and First American Savings Bank (from 1994 to 1999).

MARK T. FINN; 58 -- Vice Chairman and Chief Operating Officer, Linder Asset Management Company (Mutual Fund Company) (since March 1999); former President and Director, Delta Financial, Inc. (Investment Advisory Firm) (1983 to 1999); General Partner and Shareholder, Greenwich Ventures LLC (Investment Partnership) (since January 1996); former President, Secretary, and Owner, Phoenix Trading Co. (Commodity Trading Advisory Firm) (from 1997 to 2000); Chairman and Owner, Vantage Consulting Group, Inc. (Investment Advisory and Consulting Firm) (since 1988).

RILEY C. GILLEY; 75 -- former Vice President and General Counsel, Corporate Property Investors (from 1988 to 1991); former Partner, Breed, Abbott & Morgan (Attorneys) (retired, 1987).

STEPHEN RANDOLPH GROSS; 54 -- Director, Hotpalm.com, Inc. (Wireless Applications) (since May 2000); Partner, Capital Investment Advisory Partners (Consulting) (since January 2000); Director, United Telesis, Inc. (Telecommunications) (since January 1999); Managing Director, Fountainhead Ventures, L.L.C. (Consulting) (since March 1998); Director, ebank.com, Inc. (since January 1998); Director, Ikon Ventures, Inc. (since January 1998); Chairman, Gross, Collins & Cress, P.C. (Accounting Firm) (since 1979).

DIANA R. HARRINGTON; 61 -- Professor, Babson College (since 1992); former Trustee, The Highland Family of Funds (Investment Company) (from March 1997 to March 1998).

SUSAN B. KERLEY; 50 -- Consultant, Global Research Associates, Inc. (Investment Consulting) (since 1990); Director, Mainstay Institutional Funds (Investment Company) (since 1990).

HEATH B. MCLENDON*; 68 -- Chairman, President, and Chief Executive Officer, Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management
LLC) (since March 1996); Managing Director, Salomon Smith Barney Inc. (since
1993); President, Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board, Trustee or Director of seventy-seven investment companies associated with Citigroup.

ALAN G. MERTEN; 60 -- Director, Re-route.com (Information Technology) (since
2000); Director, BTG, Inc. (Information Technology) (since 1997); President, George Mason University (since 1996); Director, Comshare, Inc. (Information Technology) (since 1985); former Director, Indus (Information Technology) (from 1995 to 1999); former Dean, Johnson Graduate School of Management of Cornell University (from 1989 to 1996).

C. OSCAR MORONG, JR.; 66 -- Chairman of the Board of Trustees of the Trust; Managing Director, Morong Capital Management (since 1993); former Director, Indonesia Fund (Closed End Fund) (1990 to 1999); Trustee, Morgan Stanley Institutional Trust (Investment Company) (since 1993).

R. RICHARDSON PETTIT; 59 -- Professor of Finance, University of Houston (since
1977); former Managing Director, Windermere Investments (Financial Consulting) (from January 1997 to June 1997).

WALTER E. ROBB, III; 75 -- Director, John Boyle & Co., Inc. (Textiles) (since
1999); President, Benchmark Consulting Group, Inc. (Service Company) (since
1991); Director, Harbor Sweets, Inc. (Candy) (since 1990); Sole Proprietor, Robb Associates (Corporate Financial Advisors) (since 1978); Director, W.A. Wilde Co. (Direct Mail) (since 1989); Director, Alpha Granger Manufacturing, Inc. (Electronics) (since 1983); Co-owner, Anne Bell Robb (Publishing) (since
1979); Trustee, MFS Family of Funds (Investment Company) (since 1985); former President and Treasurer, Benchmark Advisors, Inc. (Corporate Financial Advisors) (from 1989 to 2000).

E. KIRBY WARREN; 67 -- Professor and Professor Emeritus, Graduate School of Business, Columbia University (since 1957).

OFFICERS OF THE TRUST

HEATH B. MCLENDON*; 68 -- President of the Trust; Chairman, President and Chief Executive Officer, Smith Barney Fund Management LLC (since March 1996); Managing Director, Salomon Smith Barney (since 1993); President, TIA; Chairman or Co-Chairman of the Board, Trustee or Director of seventy-seven investment companies associated with Citigroup.

LEWIS E. DAIDONE*; 43 -- Senior Vice President and Treasurer of the Trust; Managing Director, Salomon Smith Barney; Chief Financial Officer, Smith Barney Mutual Funds; Director and Senior Vice President, Smith Barney Fund Management LLC and TIA; Treasurer and Senior Vice President or Executive Vice President of eighty-three investment companies associated with Citigroup.

IRVING DAVID*; 41 -- Controller of the Trust; Director, Salomon Smith Barney; former Assistant Treasurer, First Investment Management Company; Controller or Assistant Treasurer of fifty-three investment companies associated with Citigroup.

FRANCES GUGGINO*; 44 -- Assistant Controller of the Trust; Vice President, Citibank (since 1991); Assistant Controller of seventeen investment companies associated with Citigroup.

PAUL BROOK*; 48 -- Assistant Controller of the Trust; Director, Salomon Smith Barney; Managing Director, AMT Investors Capital Services Inc. (from 1997 to
1998); Partner, Ernst & Young LLP (from 1990 to 1997); Controller or Assistant Treasurer of forty-three investment companies associated with Citigroup.

ANTHONY PACE*; 36 -- Assistant Treasurer of the Trust; Vice President, Mutual Fund Administration for Salomon Smith Barney (since 1986); Assistant Treasurer of twenty investment companies associated with Citigroup. Since 1986, when he joined the company as a Fund Accountant, Mr. Pace has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.

MARIANNE MOTLEY*; 42 -- Assistant Treasurer of the Trust; Director, Mutual Fund Administration for Salomon Smith Barney (since 1994); Assistant Treasurer of seventy-seven investment companies associated with Citigroup. Since 1994, when she joined the company as a Vice President, Ms. Motley has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.

ROBERT I. FRENKEL*; 47 -- Secretary of the Trust; Managing Director and General Counsel, Global Mutual Funds for Citigroup Asset Management (since
1994); Secretary of seventeen investment companies associated with Citigroup. Since 1994, when he joined Citibank as a Vice President and Division Counsel, Mr. Frenkel has been responsible for legal affairs relating to mutual funds and other investment products.

THOMAS C. MANDIA*; 39 -- Assistant Secretary of the Trust; Director and Deputy General Counsel, Citigroup Asset Management (since 1992); Assistant Secretary of seventeen investment companies associated with Citigroup. Since 1992, he has been responsible for legal affairs relating to mutual funds and other investment products.

ROSEMARY D. EMMENS*; 32 -- Assistant Secretary of the Trust; Vice President and Associate General Counsel, Citigroup Asset Management (since 1998); Assistant Secretary of seventeen investment companies associated with Citigroup; Counsel, The Dreyfus Corporation (from 1995 to 1998). Since 1998, she has been responsible for legal affairs relating to mutual funds and other investment products.

HARRIS GOLDBLAT*; 32 -- Assistant Secretary of the Trust; Associate General Counsel, Citigroup Asset Management (since 2000); Assistant Secretary of seventeen investment companies associated with Citigroup; Associate, Stroock & Stroock & Lavan LLP (from 1997 to 2000); Associate, Sills Cummis Radin Tischman Epstein & Gross (from 1996 to 1997); Clerk to the Honorable James M. Havey, P.J.A.D. (from 1995 to 1996). Since 2000, he has been responsible for legal affairs relating to mutual funds and other investment products.


                         TRUSTEES COMPENSATION TABLE

                                                                                                      TOTAL
                                                                                                  COMPENSATION
                                                          PENSION OR                              FROM THE FUND
                                     AGGREGATE        RETIREMENT BENEFITS       ESTIMATED           AND FUND          NUMBER OF
                                   COMPENSATION         ACCRUED AS PART      ANNUAL BENEFITS         COMPLEX          FUNDS IN
TRUSTEE                            FROM FUND(1)        OF FUND EXPENSES      UPON RETIREMENT    PAID TO TRUSTEES       COMPLEX
-------                            ------------        ----------------      ---------------    ----------------      ----------

Elliott J. Berv(2) ............         $0                   None                  None               $
Donald M. Carlton(2) ..........         $0                   None                  None               $
A. Benton Conanougher(2) ......         $0                   None                  None               $
Mark T. Finn(2) ...............         $0                   None                  None               $
Riley C. Gilley ...............         $                    None                  None               $
Stephen Randolph Gross(2) .....         $0                   None                  None               $
Diana R. Harrington ...........         $                    None                  None               $
Susan B. Kerley ...............         $                    None                  None               $
Heath B. McLendon(2) ..........         $0                   None                  None               $
Alan G. Merten(2) .............         $0                   None                  None               $
C. Oscar Morong, Jr.(2) .......         $0                   None                  None               $
R. Richardson Pettit(2) .......         $0                   None                  None               $
Walter E. Robb, III(2) ........         $0                   None                  None               $
E. Kirby Warren(2) ............         $0                   None                  None               $
------------
(1)  For the fiscal year ended August 31, 2001.
(2)  Each of these Trustees took office on September 28, 2001, and therefore, these Trustees did not receive any remuneration from the Fund for the fiscal year ended August 31, 2001.

    As of December , 2001, all Trustees and officers as a group owned less than 1% of the Fund's outstanding shares. As of the same date, the following shareholders were known by the Manager to own 5% or more of the outstanding voting securities of Citi Institutional Cash Reserves: Citibank, N.A. as trustee for the benefit of Lloyd's U.S. Situs CRD for Reinsurance Trust Fund #435, c/o Citibank WWSS division, 111 Wall Street, 14th Floor, New York, NY 10043 ( %).

    The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.


MANAGER


    Citi Fund Management manages the assets of the Fund and provides certain administrative services to the Trust pursuant to a management agreement (the "Management Agreement"). The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting securities transactions for the Fund. The Management Agreement provides that the Manager may delegate the daily management of the securities of the Fund to one or more subadvisers. The Management Agreement will continue from year to year as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.


    The Manager provides the Trust with general office facilities and supervises the overall administration of the Trust, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Trust's independent contractors and agents; the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust. Trustees, officers, and investors in the Trust are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Trust.

    The Management Agreement provides that the Manager may render services to others. The Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Trust when authorized either by a vote of a majority of the outstanding voting securities of the Fund or by a vote of a majority of the Board of Trustees of the Trust, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.


    For its services under the Management Agreement, Citibank receives a fee equal to, on an annual basis, up to 0.20% of the Fund's average daily net assets for the Fund's then-current fiscal year.

    For the fiscal years ended August 31, 1999 and 2000, and for the period from September 1, 2000 to April 3, 2001 the fees paid from the Fund to Citibank as
manager, after waivers, were $283,023, $420,204 and $     respectively. For the
period from April 4, 2001 to August 31, 2001, the fees paid by the Fund to Citi
Fund Management under the Management Agreement, after waivers, were $     .

    Citigroup affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Manager has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in the possession of any Citigroup affiliate.

    The Fund uses the name "Citi" by agreement with Citi Fund Management. If the Manager, or its assignee, ceases to serve as the Manager of the Fund, the Fund will change its name so as to delete the word "Citi".

DISTRIBUTOR

    Salomon Smith Barney Inc., located at 388 Greenwich Street, New York, New York 10013 serves as the Fund's distributor pursuant to a written agreement with respect to each class of shares of the Fund (the "Distribution Agreements") which was approved by the Fund's Board of Trustees, including a majority of the independent Trustees.

    Each Distribution Agreement is terminable with or without cause, without penalty, on 60 days' notice by the Board of Trustees of the Trust or by vote of holders of a majority of the Fund's outstanding voting securities, or on 90 days' notice by Salomon Smith Barney. Unless otherwise terminated, the Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trust's Board of Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. Each Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

    Class I, Class L, Class O and Class S and SVB Late Day Liquid Reserves Shares each have a Service Plan (each a "Service Plan" and collectively, the "Service Plans") adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Service Plans, the Fund may pay monthly fees as a percentage of the average daily net assets represented by each class of shares, at an annual rate not to exceed the following:

      Class I                                                      0.05%
      Class L                                                      0.10%
      Class O                                                      0.05%
      Class S                                                      0.25%
      SVB Late Day Liquid Reserves Shares                          1.00%

    Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Fund, and to other parties in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided.

    The Service Plans also provide that the Distributor and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Service Plans provide that the Distributor and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors. None of the classes of the Fund currently impose any sales charges.

    The Service Plans permit the Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the applicable Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund will pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of the Service Plans for the Fund, the Trustees will review the Service Plans and the expenses for each class of the Fund separately.

    Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified Trustees"). Each Service Plan requires that the Trust and the Distributor provide to the Board of Trustees, and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. A Service Plan may be terminated with respect to any class of the Fund at any time by a vote of a majority of the Trust's qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. A Service Plan may not be amended to increase materially the amount of the permitted expenses of a class thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plans for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

    As contemplated by the Service Plans, the Distributor acts as the agent of the Trust in connection with the offering of shares of the Fund pursuant to the Distribution Agreement.

    CLASS L: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS Inc., the former distributor, after waivers, under a prior Distribution Agreement for
Class L shares were $159,418, $183,400 and $    , respectively. For the period
from January 1, 2001 to August 31, 2001, Class L shares paid $    to Salomon
Smith Barney.

    CLASS S: For the period from October 6, 1999 (commencement of operations) to August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS Inc., the former distributor, after waivers, under a
prior Distribution Agreement for Class S shares were $91,249 and $      ,
respectively. For the period from January 1, 2001 to August 31, 2001, Class S
shares paid $     to Salomon Smith Barney.

    SVB LATE DAY LIQUID RESERVES SHARES: For the period from            , 2001
(commencement of operations) to August 31, 2001, SVB Late Day Liquid Reserves
Shares paid $    to Salomon Smith Barney.

    Each Service Plan also recognizes that various service providers to the Fund, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Fund for other purposes, such as management fees, and that the Fund's Distributor or service agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Service Plans specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan.

CODE OF ETHICS


    The Trust, the Manager and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.

TRANSFER AGENT AND CUSTODIAN

    The Trust has entered into a Transfer Agency and Service Agreement with Citi Fiduciary Trust Company ("Citi Fiduciary") pursuant to which Citi Fiduciary acts as transfer agent for the Fund. Under the Transfer Agency and Service Agreement, Citi Fiduciary maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, Citi Fiduciary receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses. The principal business address of Citi Fiduciary is 125 Broad Street, New York, New York 10004.

    The Trust has entered into a Transfer Agency and Service Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which State Street acts as sub-transfer agent for the Fund. The Trust also has entered into a Custodian Agreement with State Street, pursuant to which custodial and fund accounting services are provided for the Fund. Securities may be held by a sub-custodian bank approved by the Trustees. The address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                    7.  DEALER COMMISSIONS AND CONCESSIONS

    From time to time, the Fund's Distributor or Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Fund's Distributor or Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Fund, and/or other dealer-sponsored events. From time to time, the Fund's Distributor or Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.


                          8.  PORTFOLIO TRANSACTIONS

    The Fund's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Fund does not anticipate paying brokerage commissions. Any transaction for which the Fund pays a brokerage commission will be effected at the best execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.


    Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

    Investment decisions for the Fund will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, the Fund and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


    Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law. No commissions on portfolio transactions were paid by the Fund during the fiscal year ended August 31, 2001 to the Manager or any affiliate of the Manager.

           9.  DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    The Trust's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. In addition to the Fund, there are currently three other series of the Trust: Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves and Citi Institutional Tax Free Reserves. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class of the Fund represents an equal proportionate interest in the Fund with each other share of that class. The Trust also reserves the right to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series). Shareholders of all series of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular series or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by series or class.

    The Trust may involuntarily redeem a shareholder's shares at any time for any reason the Trustees of the Trust deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number if required to do so, (iii) to protect the tax status of the Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund.

    The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

    Each shareholder of the Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders in the Trust do not have cumulative voting rights. The Trust is not required to hold and has no present intention of holding annual meetings of shareholders, but the Trust will hold special meetings of the Fund's shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.

    The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series of the Trust, a Service Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

    The Trust or any series or class of the Trust, may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders representing a majority of the voting power of the Trust voting as a single class or of the affected series or class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected series or class. The Trust or any series or class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. Any series of the Trust, or any class of any series, may be terminated at any time by a vote of a majority of the outstanding voting power of that series or class, or by the Trustees by written notice to the shareholders of that series or class. If not so terminated, the Trust will continue indefinitely.

    Share certificates will not be issued.

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

    The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor.

    The Trust's Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.


                     10.  CERTAIN ADDITIONAL TAX MATTERS

    The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of the Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal or Massachusetts income or excise taxes will be required to be paid by the Fund. If the Fund should fail to qualify as a regulated investment company for any year, the Fund would incur federal and Massachusetts taxes upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders.

    Because the Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends-received deduction for corporations.

    Investment income received by the Fund from non-U.S. investments may be subject to foreign income taxes withheld at the source; the Fund does not expect to be able to pass through to shareholders any foreign tax credits with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine the Fund's effective rate of foreign tax in advance since that rate depends upon the proportion of the Fund's assets ultimately invested within various countries.

            11.  INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS


    KPMG LLP are the independent accountants for the Fund, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

    The audited financial statements of the Fund (Portfolio of Investments at August 31, 2001, Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2000 and 2001, Financial Highlights for the years ended August 31, 2001, 2000 and 1999 and the period from October 17, 1997 (commencement of operations) to August 31, 1998, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of the Fund, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP as experts in accounting and auditing.

CITI(SM) INSTITUTIONAL CASH RESERVES
----------------------------------------------

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043


DISTRIBUTOR
Salomon Smith Barney, Inc.
125 Broad Street, New York, NY 10013
(800) 451-2010


SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street
New York, New York 10004


AUDITORS
KPMG LLP
757 Third Avenue
New York, New York 10017

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110


----------------------------------------------

CITIBANK
SERVICE AGENTS

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, N.Y. 10043
Call Your Citibank Private Banking Account Officer,
Registered Representative or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043 Call Your Account Manager or (212)
657-9100

FOR CITIBANK CASH MANAGEMENT CLIENTS:
Citibank Cash Management
One Penns Way
New Castle, DE 19720

                                     PART C

Item 23.  Exhibits.

                                  a        Amended and Restated Declaration of
                                           Trust of the Registrant
                                  b        Amended and Restated By-Laws of the
                                           Registrant
                     ********* d(1)        Management Agreement between the
                                           Registrant, with respect to Citi
                                           Institutional Cash Reserves, and
                                           Citi Fund Management Inc., as
                                           investment manager
                               d(2)        Management Agreement between the
                                           Registrant, with respect to Citi
                                           Institutional Liquid Reserves, Citi
                                           Institutional U.S. Treasury Reserves
                                           and Citi Institutional Tax Free
                                           Reserves, and Citi Fund Management
                                           Inc., as Manager
                        ********* e        Distribution Agreement between the
                                           Registrant and Salomon Smith Barney
                                           Inc., as distributor
                             * g(1)        Custodian Contract between the
                                           Registrant and State Street Bank and
                                           Trust Company ("State Street"), as
                                           custodian
                               g(2)        Amendment to Custodian Contract
                                           between the Registrant and State
                                           Street, as Custodian
                             * h(1)        Transfer Agency and Service Agreement
                                           between the Registrant and State
                                           Street, as sub-transfer agent
                       ******* h(2)        Transfer Agency Agreement with Citi
                                           Fiduciary Trust Company, as transfer
                                           agent
                             * h(3)        Transfer Agency and Service Agreement
                                           between the Registrant and State
                                           Street, as sub-transfer agent for
                                           Citi Institutional Cash Reserves
                      ******** h(4)        Letter Agreement adding the Funds to
                                           the Transfer Agency Agreement with
                                           Citi Fiduciary Trust Company, as
                                           transfer agent
                             * i(1)        Opinion and consent of counsel
                           *** i(2)        Opinion and consent of counsel with
                                           respect to Citi Institutional Cash
                                           Reserves
                               m(1)        Service Plan of the Registrant with
                                           respect to Citi Institutional U.S.
                                           Treasury Reserves and Citi
                                           Institutional Tax Free Reserves
                               m(2)        Service Plan of the Registrant with
                                           respect to Class A Shares of Citi
                                           Institutional Liquid Reserves
                            ** m(3)        Form of Service Plan of the
                                           Registrant with respect to Class C
                                           Shares of Citi Institutional Liquid
                                           Reserves
                               m(4)        Amended and Restated Service Plan of
                                           the Registrant with respect to SVB
                                           Liquid Reserves Shares of Citi
                                           Institutional Liquid Reserves
                               m(5)        Amended and Restated Service Plan of
                                           the Registrant with respect to Class
                                           L shares of Citi Institutional Cash
                                           Reserves
                         ***** m(6)        Form of Service Plan of the
                                           Registrant with respect to Class I
                                           shares of Citi Institutional Cash
                                           Reserves
                         ***** m(7)        Form of Service Plan of the
                                           Registrant with respect to Class O
                                           shares of Citi Institutional Cash
                                           Reserves
                               m(8)        Amended and Restated Service Plan of
                                           the Registrant with respect to Class
                                           S shares of Citi Institutional Cash
                                           Reserves
                     ********* m(9)        Form of Service Plan of the
                                           Registrant with respect to SVB
                                           Institutional Liquid Reserves of Citi
                                           Institutional Liquid Reserves and SVB
                                           Late Day Liquid Reserves with respect
                                           to Citi Institutional Cash Reserves
                            ** o(1)        Multiple Class Plan with respect to
                                           Citi Institutional Liquid Reserves
                        ****** o(2)        Multiple Class Plan with respect to
                                           Citi Institutional Cash Reserves
                       ******* p(1)        Code of Ethics of the Registrant,
                                           Citi Fund Management Inc. and Smith
                                           Barney Fund Management LLC

                               p(2)        Code of Ethics of Salomon Smith
                                           Barney Inc.

                ****,********, q(1)        Powers of Attorney for the Registrant
            and filed herewith
                ****,********, q(2)        Powers of Attorney for U.S. Treasury
            and filed herewith             Reserves Portfolio
                  ****,******, q(3)        Powers of Attorney for Cash Reserves
                      ********             Portfolio
            and filed herewith
               ****, ********, q(4)        Powers of Attorney for Tax Free
            and filed herewith             Reserves Portfolio


---------------------

          * Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on August 28, 1996 and the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on August 28, 1996.

         ** Incorporated herein by reference to the Registrant's Registration
            Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on June 14, 1996.
        *** Incorporated herein by reference to the Registrant's Registration
            Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on July 17, 1997 and the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on July 17, 1997.
       **** Incorporated herein by reference to the Registrant's Registration
            Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on October 16, 1998 and the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on October 16, 1998.
      ***** Incorporated herein by reference to the Registrant's Registration
            Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 28, 1998 and the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on December 28, 1998.

     ****** Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 28, 1999 and Amendement No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on December 28, 1999.

    ******* Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on November 1, 2000 and Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on November 1, 2000.

   ******** Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 29, 2000 and Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on December 29, 2000.

  ********* Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on April 24, 2001 and Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on April 24, 2001.


Item 24.  Persons Controlled by or under Common Control with Registrant.

      Not applicable.

Item 25.  Indemnification.

      Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, incorporated by reference herein as an Exhibit to the Registrant's Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and Salomon Smith Barney Inc. incorporated by reference herein as an Exhibit to the Registrant's Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.


      The Trustees and officers of the Registrant and the personnel of the Registrant's manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.


Item 26.  Business and Other Connections of Investment Adviser.

      Manager-Citi Fund Management Inc. ("Citi Fund Management"). Citi Fund Management was incorporated in January, 2001 under the laws of the State of Delaware. Citi Fund Management is a wholly owned subsidiary of Smith Barney Fund Management LLC, which in turn is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

      Citi Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this item 26 of officers and directors of Citi Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Part One of Form ADV filed by Citi Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-60004).


Item 27.  Principal Underwriters.

      (a) Salomon Smith Barney Inc., the Registrant's distributor, is also the distributor for Citi Cash Reserves, Citi U.S. Treasury Reserves, Citi Tax Free Reserves, Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves, Citi New York Tax Free Reserves and Citi Short-Term U.S. Government Income Fund. Salomon Smith Barney Inc. is also the placement agent for Large Cap Growth Portfolio, Small Cap Growth Portfolio, Government Income Portfolio, International Equity Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

      Salomon Smith Barney Inc. is also the distributor for the following Smith Barney funds: Salomon Brothers New York Tax Free Income Fund, Salomon Brothers National Tax Free Income Fund, Salomon Brothers California Tax Free Income
Fund, Smith Barney Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities Fund, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney International Large Cap Fund, Consulting Group Capital Markets Funds, Smith Barney Investment Series, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Series, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

      (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney Inc. is incorporated by reference to Schedule A of FORM BD filed by Salomon Smith Barney Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).


      (c) Not applicable.

Item 28.  Location of Accounts and Records.

      The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

    NAME                                      ADDRESS

    Salomon Smith Barney Inc.                 388 Greenwich Street
    (distributor)                             New York, NY 10013

    State Street Bank and Trust Company       1776 Heritage Drive
    (sub-transfer agent and custodian)        North Quincy, MA 02171


    Citi Fiduciary Trust Company              125 Broad Street
    (transfer agent)                          New York, NY 10004


    Citi Fund Management Inc.                 100 First Stamford Place
    (investment adviser)                      Stamford, CT 06902

Item 29.  Management Services.

     Not applicable.

Item 30.  Undertakings.

     Not applicable.

                              SIGNATURES

      Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 18th day of October, 2001.

                                            CITIFUNDS INSTITUTIONAL TRUST

                                            By: /s/ Thomas C. Mandia
                                                ------------------------------
                                                Thomas C. Mandia
                                                ASSISTANT SECRETARY

      Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on October 18, 2001.

      Signature                                         Title
      ---------                                         -----

                                                  President, Principal Executive
     Heath B. McLendon*                           Officer and Trustee
------------------------------------------
     Heath B. McLendon

     Irving David *                               Controller
------------------------------------------
     Irving David

     Elliott J. Berv*                             Trustee
------------------------------------------
     Elliott J. Berv

     Mark T. Finn*                                Trustee
------------------------------------------
     Mark T. Finn

     Stephen Randolph Gross*                      Trustee
------------------------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                         Trustee
------------------------------------------
     Diana R. Harrington

     Susan B. Kerley*                             Trustee
------------------------------------------
     Susan B. Kerley

     C. Oscar Morong, Jr.*                        Trustee
------------------------------------------
     C. Oscar Morong, Jr.

     E. Kirby Warren*                             Trustee
------------------------------------------
     E. Kirby Warren

*By:   /s/ Thomas C. Mandia
     -------------------------------------
       Thomas C. Mandia
       Executed by Thomas C. Mandia on behalf of those
       indicated pursuant to Powers of Attorney

                                    SIGNATURES

      Cash Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 18th day of October, 2001.

                                            CASH RESERVES PORTFOLIO

                                            By:  /s/ Thomas C. Mandia
                                                -------------------------------
                                                 Thomas C. Mandia
                                                 Assistant Secretary


      This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust has been signed below by the following persons in the capacities indicated below on October 18, 2001.


      Signature                                         Title
      ---------                                         -----

                                                  President, Principal Executive
     Heath B. McLendon*                           Officer and Trustee
------------------------------------------
     Heath B. McLendon

     Irving David *                               Controller
------------------------------------------
     Irving David

     Elliott J. Berv*                             Trustee
------------------------------------------
     Elliott J. Berv

     Mark T. Finn*                                Trustee
------------------------------------------
     Mark T. Finn

     Stephen Randolph Gross*                      Trustee
------------------------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                         Trustee
------------------------------------------
     Diana R. Harrington

     Susan B. Kerley*                             Trustee
------------------------------------------
     Susan B. Kerley

     C. Oscar Morong, Jr.*                        Trustee
------------------------------------------
     C. Oscar Morong, Jr.

     E. Kirby Warren*                             Trustee
------------------------------------------
     E. Kirby Warren

*By:   /s/ Thomas C. Mandia
     -------------------------------------
       Thomas C. Mandia
       Executed by Thomas C. Mandia on behalf of those
       indicated pursuant to Powers of Attorney

                                  SIGNATURES

      U.S. Treasury Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 18th day of October, 2001.

                                            U.S. TREASURY RESERVES PORTFOLIO

                                            By:   /s/ Thomas C. Mandia
                                                  ----------------------------
                                                  Thomas C. Mandia
                                                  ASSISTANT SECRETARY

      This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust has been signed below by the following persons in the capacities indicated below on October 18, 2001.

      Signature                                         Title
      ---------                                         -----

                                                  President, Principal Executive
     Heath B. McLendon*                           Officer and Trustee
------------------------------------------
     Heath B. McLendon

     Irving David *                               Controller
------------------------------------------
     Irving David

     Elliott J. Berv*                             Trustee
------------------------------------------
     Elliott J. Berv

     Mark T. Finn*                                Trustee
------------------------------------------
     Mark T. Finn

     Stephen Randolph Gross*                      Trustee
------------------------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                         Trustee
------------------------------------------
     Diana R. Harrington

     Susan B. Kerley*                             Trustee
------------------------------------------
     Susan B. Kerley

     C. Oscar Morong, Jr.*                        Trustee
------------------------------------------
     C. Oscar Morong, Jr.

     E. Kirby Warren*                             Trustee
------------------------------------------
     E. Kirby Warren

*By:  /s/ Thomas C. Mandia
     -------------------------------------
       Thomas C. Mandia
       Executed by Thomas C. Mandia on behalf of those
       indicated pursuant to Powers of Attorney

                                 SIGNATURES

      Tax Free Reserves Portfolio has duly caused this Post-Effective
Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 18th day of October, 2001.

                                            TAX FREE RESERVES PORTFOLIO

                                            By: /s/ Thomas. C. Mandia
                                                ------------------------------
                                                Thomas C. Mandia
                                                ASSISTANT SECRETARY

      This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust has been signed below by the following persons in the capacities indicated below on October 18, 2001.

      Signature                                         Title
      ---------                                         -----

                                                  President, Principal Executive
     Heath B. McLendon*                           Officer and Trustee
------------------------------------------
     Heath B. McLendon

     Irving David *                               Controller
------------------------------------------
     Irving David

     Elliott J. Berv*                             Trustee
------------------------------------------
     Elliott J. Berv

     Mark T. Finn*                                Trustee
------------------------------------------
     Mark T. Finn

     Stephen Randolph Gross*                      Trustee
------------------------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                         Trustee
------------------------------------------
     Diana R. Harrington

     Susan B. Kerley*                             Trustee
------------------------------------------
     Susan B. Kerley

     C. Oscar Morong, Jr.*                        Trustee
------------------------------------------
     C. Oscar Morong, Jr.

     E. Kirby Warren*                             Trustee
------------------------------------------
     E. Kirby Warren

*By:   /s/ Thomas C. Mandia
     -------------------------------------
       Thomas C. Mandia
       Executed by Thomas C. Mandia on behalf of those
       indicated pursuant to Powers of Attorney

                                  EXHIBIT INDEX

Exhibit
No.:         Description:

a            Amended and Restated Declaration of Trust of the Registrant

b            Amended and Restated By-Laws of the Registrant

d(2) Management Agreement between the Registrant, with respect to Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves and Citi Institutional Tax Free Reserves, and Citi Fund Management Inc., as manager

g(2) Amendment to the Custodian Contract between the Registrant and State Street, as Custodian

m(1) Service Plan of the Registrant with respect to Citi Institutional U.S. Treasury Reserves and Citi Institutional Tax Free Reserves

m(2) Service Plan of the Registrant with respect to Class A Shares of Citi Institutional Liquid Reserves

m(4) Amended and Restated Service Plan of the Registrant with respect to SVB Liquid Reserves Shares of Citi Institutional Liquid Reserves

m(5) Amended and Restated Service Plan of the Registrant with respect to Class L shares of Citi Institutional Liquid Reserves

m(8) Amended and Restated Service Plan of the Registrant with respect to Class S shares of Citi Institutional Liquid Reserves

q(1)         Powers of Attorney for the Registrant

q(2)         Powers of Attorney for U.S. Treasury Reserves

q(3)         Powers of Attorney for Cash Reserves Portfolio

q(4)         Powers of Attorney for Tax Free Reserves Portfolio